                                                       Registration Nos. 2-81614
                                                                        811-3658
                          - - - - - - - - - - - - - - -
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                          - - - - - - - - - - - - - - -
                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                        Pre-Effective Amendment No. ____                   [ ]

                       Post-Effective Amendment No.  26                    [X]
                                       and

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY          [X]
                                   ACT OF 1940

                                 Amendment No. 27                          [X]

                        (Check appropriate box or boxes)
                          - - - - - - - - - - - - - - -

                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
               (Exact Name of Registrant as Specified in Charter)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                                 (617) 578-1669
              (Registrant's Telephone Number, including Area Code)
                          - - - - - - - - - - - - - - -
                             John E. Pelletier, Esq.
                             New England Funds, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and Address of Agent for Service)

                                    Copy to:
                                John Loder, Esq.
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110
                          - - - - - - - - - - - - - - -

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[Logo]
NEW ENGLAND FUNDS
Where The Best Minds Meet

NEW ENGLAND
   MONEY MARKET FUNDS
--------------------------------------------------------------------------------
NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES

NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

                                                        PROSPECTUS
                                                        SEPTEMBER 1, 1999

The Securities and Exchange Commission has not approved any Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

For general information on the Funds or any of their services and for assistance in opening an account, contact your financial representative 02116 or call New England Funds.

                        WHAT'S INSIDE

                        GOALS, STRATEGIES AND RISKS
[GRAPHIC OMITTED]       PAGE 1
--------------------------------------------------------------------------------
                        FUND FEES AND EXPENSES
[GRAPHIC OMITTED]       PAGE XX
--------------------------------------------------------------------------------
                        MANAGEMENT TEAM
[GRAPHIC OMITTED]       PAGE XX
--------------------------------------------------------------------------------
                        FUND SERVICES
[GRAPHIC OMITTED]       PAGE XX
--------------------------------------------------------------------------------
                        FUND PERFORMANCE
[GRAPHIC OMITTED]       PAGE XX
--------------------------------------------------------------------------------


NEW ENGLAND FUNDS
399 Boylston Street, Boston, Massachusetts
800-225-5478

TABLE OF CONTENTS

--------------------------------------------------------------------------------
GOALS, STRATEGIES & RISKS
--------------------------------------------------------------------------------
New England Cash Management Trust - Money Market Series...................    1
New England Tax Exempt Money Market Trust.................................    3

--------------------------------------------------------------------------------
FUND FEES & EXPENSES
--------------------------------------------------------------------------------
Fund Fees and Expenses....................................................    6

--------------------------------------------------------------------------------
MORE ABOUT RISK
--------------------------------------------------------------------------------
More About Risk...........................................................    5

--------------------------------------------------------------------------------
MANAGEMENT TEAM
--------------------------------------------------------------------------------
Meet the Funds' Investment Adviser and Subadviser.........................    8

--------------------------------------------------------------------------------
FUND SERVICES
--------------------------------------------------------------------------------
Investing in the Funds....................................................   10
It's Easy to Open an Account..............................................   13
Buying Shares.............................................................   14
Selling Shares............................................................   15
Selling Shares in Writing.................................................   16
Exchanging Shares.........................................................   17
How Fund Shares Are Priced................................................   18
Dividends and Distributions...............................................   19
Tax Consequences..........................................................   19
Additional Investor Services..............................................   22

--------------------------------------------------------------------------------
FUND PERFORMANCE
--------------------------------------------------------------------------------
New England Cash Management Trust - Money Market Series...................   33
New England Tax Exempt Money Market Trust.................................   34

Glossary of Terms..........................................................  40


If you have questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in a Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Funds may engage. Please read this section carefully before you invest.

NEW ENGLAND CASH MANAGEMENT TRUST -                          FUND FOCUS
      MONEY MARKET SERIES                              Stability  Income  Growth
                                                       -------------------------
                                                 High      X
                                                       ---------  ------  ------
ADVISER:     New England Funds Management, L.P.  Mod.
             ("NEFM")                                  ---------  ------  ------
SUBADVISER:  Back Bay Advisors, L.P.             Low                 X      X
             ("Back Bay Advisors")
                               TICKER SYMBOL:    CLASS A     CLASS B     CLASS C
                                                 -------------------------------
                                                  NEMXX       NMBXX       NECXX
INVESTMENT GOAL
The Fund seeks maximum current income consistent with preservation of capital and liquidity.

INVESTMENT STRATEGIES
The Fund will invest up to 100% of its assets in high-quality, short-term, dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

o  Certificates of deposit
o  Bankers' acceptances or bank notes
o  Securities issued or guaranteed by the U.S. government
o  Commercial paper
o  Repurchase agreements
o  Other corporate debt obligations
o  Cash

Back Bay Advisors will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

x Credit quality - The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.
x Maturity - Each of the Fund's investments have a maturity of 397 days or less and the average portfolio maturity is 90 days or less.
x Diversification - The Fund is diversified which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and need cash immediately.

  A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

INVESTMENT RISKS

MONEY        Subject to credit risk and interest rate risk. Credit risk relates
MARKET       to the ability of an issuer to make payments of principal and
SECURITIES:  interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

             Additional Risks of foreign investments include a lack of issuer information and the risk of political uncertainties.

             An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Cash Management Trust - Money Market Series. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.

--------------------------------------------------------------------------------

                  1989                            8.5%
                  1990                            8.3%
                  1991                            7.2%
                  1992                            4.6%
                  1993                            2.8%
                  1994                            2.7%
                  1995                            4.8%
                  1996                            5.0%
                  1997                            4.8%
                  1998                            5.0%

--------------------------------------------------------------------------------
       [] Highest Quarterly Return:          Quarter 19   , up      %
       [] Lowest  Quarterly Return:          Quarter 19  , down      %

The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class' inception if shorter).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED
JUNE 30, 1999)                      PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
New England Cash Management Trust -
Money Market Series:  Class A
(Inception 7/10/78)                        %              %               %
--------------------------------------------------------------------------------
New England Cash Management Trust -
Money Market Series:  Class B
(Inception 9/13/93)                        %              %               %*
--------------------------------------------------------------------------------
New England Cash Management Trust -
Money Market Series:  Class C
(Inception 3/1/98)                         %              %*
--------------------------------------------------------------------------------
 *  Since Inception

          For actual past expenses of Class A, B and C shares, see the section entitled "Fund Fees and Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call New England Funds Personal Access Line(TM) 24 hours a day at 800-225-5478, press 1.

NEW ENGLAND TAX EXEMPT                                       FUND FOCUS
    MONEY MARKET TRUST                                 Stability  Income  Growth
                                                       -------------------------
                                                 High      X
                                                       ---------  ------  ------
ADVISER:     New England Funds Management, L.P.  Mod.
             ("NEFM")                                  ---------  ------  ------
SUBADVISER:  Back Bay Advisors, L.P.             Low                 X      X
             ("Back Bay Advisors")
                                   TICKER SYMBOL:    CLASS A       CLASS B
                                                     ---------------------
                                                      NEEXX         TEBXX

INVESTMENT GOAL
The Fund seeks current income exempt from federal income taxes consistent with the preservation of capital and liquidity.

INVESTMENT STRATEGIES
Under normal market conditions, the Fund will invest in high-quality, short-term instruments that pay interest that is exempt from federal income tax ("Municipal Securities"). Municipal Securities are generally issued by states and local governments and their agencies. Unless it has adopted a temporary defensive position, it is a fundamental policy of the Fund that it will invest at least 80% of its net assets in Municipal Securities. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:

o  Notes or bonds
o  Commercial paper
o When-issued securities or securities purchased from a broker-dealer with the right to sell them back at a certain time and price (a "put")
o  Variable or floating interest rate obligations
o Taxable, high-quality money market securities including certificates of deposit, bankers' acceptances or bank notes, and other corporate debt obligations
o  Repurchase Agreements
o  Cash

Back Bay Advisors will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:

X Credit quality - The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.
X Maturity - Each of the Fund's investments have a maturity of 397 days or less and the average portfolio maturity is 90 days or less.
X Diversification - The Fund is diversified which limits its exposure to any given issuer.

The Fund's portfolio manager may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment exempt from federal taxes for their portfolio or who are comfortable with the risks described below and need cash immediately.

 A "snapshot" of the Fund's investments may be found in the current annual or semiannual report.

INVESTMENT RISKS

MONEY        Subject to credit risk and interest rate risk. Credit risk relates
MARKET       to the ability of an issuer to make payments of principal and
SECURITIES:  interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

             The Fund's price stability and liquidity may not be equal to that of a taxable money market fund, because the market for Municipal Securities is not as broad as the market for taxable money market securities and the average portfolio maturity is generally greater for the Fund than for a taxable money market fund.

             An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

EVALUATING THE FUND'S PAST PERFORMANCE

The bar chart and table shown below give an indication of the risks of investing in New England Tax Exempt Money Market Trust. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years.

--------------------------------------------------------------------------------

                  1989                            5.5%
                  1990                            5.6%
                  1991                            4.9%
                  1992                            3.4%
                  1993                            2.2%
                  1994                            2.1%
                  1995                            3.2%
                  1996                            3.3%
                  1997                            3.2%
                  1998                            3.3%

--------------------------------------------------------------------------------
       [] Highest Quarterly Return:          Quarter 19   , up      %
       [] Lowest  Quarterly Return:          Quarter 19  , down      %


The table below shows the Fund's average annual total returns for the one-year, five-year and ten-year periods (or since the class's inception if shorter).

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED
JUNE 30, 1999)                      PAST 1 YEAR    PAST 5 YEARS   PAST 10 YEARS
--------------------------------------------------------------------------------
New England Tax Exempt
Money Market Trust: Class A
(Inception 4/21/83)                        %              %               %
--------------------------------------------------------------------------------
New England Tax Exempt
Money Market Trust: Class B
(Inception 9/13/93)                        %              %               %*
--------------------------------------------------------------------------------

* Since Inception

            For actual past expenses of Class A and B shares, see the
                   section entitled "Fund Fees and Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call New England Funds Personal Access Line(TM) 24 hours a day at 800-225-5478, press 1.

FUND FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of each Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

-------------------------------------------------------------------------------------------------------------
                                                     CASH MANAGEMENT TRUST -         TAX EXEMPT MONEY
                                                     MONEY MARKET SERIES               MARKET TRUST
-------------------------------------------------------------------------------------------------------------
                                                  CLASS A    CLASS B    CLASS C       CLASS A        CLASS B
-------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases    None       None      None           None          None
Maximum deferred sales charge (load)                None*      None*     None*          None*         None*
Redemption fees                                     None**     None**    None**         None**        None**
-------------------------------------------------------------------------------------------------------------

 * Shares of each class are sold without any sales charge. However, Class A, B and C shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another New
   England Fund. See the section entitled "Exchanging Shares."
** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average net assets)

-----------------------------------------------------------------------------------------------------------
                                                CASH MANAGEMENT TRUST -              TAX EXEMPT MONEY
                                                  MONEY MARKET SERIES                  MARKET TRUST
                                         CLASS A       CLASS B       CLASS C          CLASS A       CLASS B
-----------------------------------------------------------------------------------------------------------
Management fees                           0.42%          0.42%        0.42%            0.40%         0.40%
Distribution and/or service 12b-1) fees   0.00%          0.00%        0.00%            0.00%         0.00%
Other expenses                            0.42%          0.42%        0.42%            0.45%         0.45%
Total annual fund operating               0.84%          0.84%        0.84%            0.85%         0.85%
Fee waiver                                0.00%          0.00%        0.00%            0.20%*        0.20%*
Net expenses                              0.84%          0.84%        0.84%            0.65%         0.65%

* NEFM has given a binding undertaking to New England Tax Exempt Money Market Trust to limit the amount of the Fund's total fund operating expenses to 0.65% of the Fund's total net assets for Class A and B shares.
  This undertaking will be in effect for the life of this Prospectus.

EXAMPLE
This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that:

o  You invest $10,000 in the Fund for the time periods indicated;
o  Your investment has a 5% return each year; and
o  The Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
                        CASH MANAGEMENT TRUST -         TAX EXEMPT MONEY
                          MONEY MARKET SERIES             MARKET TRUST
                    CLASS A    CLASS B    CLASS C      CLASS A    CLASS B
                                 (1)                                (1)
--------------------------------------------------------------------------------
1 year              $   90     $   90     $   90          $ 66      $ 66
3 years             $  270     $  270     $  270          $208      $208
5 years             $  470     $  470     $  470          $362      $362
10 years            $1,040     $1,040     $1,040          $810      $810

(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."

MORE ABOUT RISK
The Funds have principal investment strategies that come with inherent risks. The following is a list of risks to which each Fund may be subject by investing in various types of securities or engaging in various practices.

MARKET RISK (Both Funds) The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon change in an issuer's financial condition as well as overall market and economic conditions.

MANAGEMENT RISK (Both Funds) The risk that a strategy used by a Fund's portfolio management may fail to produce the intended result.

CREDIT RISK (Both Funds) The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK (Both Funds) The risk of market losses attributable to changes in interest rates. With fixed-income securities, a rise in interest rates typically causes a fall in a security's value.

FOREIGN RISK (Cash Management Trust - Money Market Series) A foreign security may be affected by limited liquidity and higher volatility than securities held by a U.S. bank. Political, economic and information risks as well as different regulatory requirements are also associated with securities held by a foreign bank.

INFORMATION RISK (Both Funds) The risk that key information about a security is inaccurate or unavailable.

OPPORTUNITY RISK (Both Funds) The risk of missing out on an investment opportunity because the assets necessary to take advantage of such opportunity are tied up in less advantageous investments.

LIQUIDITY RISK (Both Funds) The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may be costly to a Fund.

VALUATION RISK (Both Funds) The risk that the Fund has valued certain securities at a higher price than it can sell them for.

POLITICAL RISK (Both Funds) The risk of losses directly attributable to government or political actions.

YEAR 2000 PROBLEM (Both Funds) Many computer systems today cannot distinguish between the year 1900 and the year 2000. New England Funds does not currently anticipate that computer problems related to the year 2000 will have a material effect on any Fund. However, there can be no assurances in this area, including the possibility that year 2000 computer problems could negatively affect communication systems or investment markets, including investments by a Fund or the economy in general.

"EURO CONVERSION" (Cash Management Trust - Money Market Series) Many European countries have adopted a single European currency, the "euro." The consequences of this conversion for foreign exchange rates, interest rates and the value of European securities are presently unclear. Such consequences may adversely affect the value and/or increase the volatility of securities held by the Fund.

MEET THE FUNDS' INVESTMENT ADVISER AND SUBADVISER

The New England Funds family includes 22 mutual funds with a total of $___ billion in assets under management as of June 30, 1999. New England Funds are distributed through New England Funds, L.P. (the "Distributor"). This Prospectus covers New England Cash Management Trust - Money Market Series and New England Tax Exempt Money Market Trust (the "Money Market Funds" and each a "Fund"). New England Stock Funds, New England Bond Funds, New England Star Funds and New England State Tax-Free Funds constitute the "New England Funds."

NEW ENGLAND FUNDS MANAGEMENT L.P.
New England Funds Management, L.P., located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to each of the Funds. NEFM is a subsidiary of Nvest Companies, L.P. ("Nvest Companies"), which is part of an affiliated group including Nvest, L.P., a publicly traded company listed on the New York Stock Exchange. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $____ billion in assets under management as of June 30, 1999. NEFM oversees, evaluates and monitors the subadvisory services provided to each Fund. It also provides general business management and administration to the Funds. Back Bay Advisors makes the investment decisions for each Fund.

The combined advisory and subadvisory fees paid by the Funds for the year ended June 30, 1999, as a percentage of each Fund's average daily net assets, were ____% for the Cash Management Trust - Money Market Series and ____% for the Tax Exempt Money Market Trust.

BACK BAY ADVISORS(R) L.P.
Back Bay Advisors, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the subadviser for each Fund. Back Bay Advisors is a subsidiary of Nvest Companies. Back Bay Advisors, founded in 1986, provides discretionary investment management services for approximately $9.5 billion of assets for mutual funds and other institutional investors.

SUBADVISORY AGREEMENTS
Each Fund has received an exemptive order from the Securities and Exchange Commission (the "SEC") which permits NEFM to amend or continue existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES
In placing portfolio trades, each Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with Nvest Companies, NEFM or Back Bay Advisors. In placing trades, Back Bay Advisors will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Funds' Board of Trustees.

INVESTING IN THE FUNDS

CHOOSING A SHARE CLASS
New England Cash Management Trust - Money Market Series offers Class A, Class B and Class C shares to the public and New England Tax Exempt Money Market Trust offers only Class A and Class B shares. The classes of each Fund enable shareholders in the same classes of another New England Fund to invest in the Money Market Funds through an exchange of shares.

IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH NEW ENGLAND FUNDS:

1.  Read this Prospectus carefully.

2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:

     --------------------------------------------------------------------------------------------------------------
     TYPE OF ACCOUNT                                                     MINIMUM TO OPEN
                                                    MINIMUM TO           AN ACCOUNT USING      MINIMUM FOR
                                                    OPEN AN ACCOUNT      INVESTMENT BUILDER    EXISTING ACCOUNTS
     --------------------------------------------------------------------------------------------------------------
     Any account other than those listed below           $2,500                 $100                $100
     --------------------------------------------------------------------------------------------------------------
     Accounts registered under the Uniform
     Gifts to Minors Act or the Uniform                  $2,000                 $100                $100
     Transfers to Minors Act
     --------------------------------------------------------------------------------------------------------------
     Individual Retirement Accounts (IRAs)                 $500                 $100                $100
     --------------------------------------------------------------------------------------------------------------
     Retirement plans with tax benefits such as
     corporate pension, profit sharing and                 $250                 $100                $100
     Keogh plans
     --------------------------------------------------------------------------------------------------------------
     Payroll Deduction Investment Programs
     for 401(k), SARSEP, SEP, SIMPLE,                       $25                  N/A                $ 25
     403(b)(7) and certain other retirement plans
     --------------------------------------------------------------------------------------------------------------

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or New England Funds at 800-225-5478. For more information on New England Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT
Buying or selling shares is easy with the services described below:

NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")    NEW ENGLAND FUNDS WEB Site
               800-225-5478, PRESS 1                      www.mutualfunds.com

You have access to your account 24 hours a day by calling PAL from a touch-tone telephone or by visiting us online. Using these customer service options, you may:
o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);
o view your account balances, recent transactions, Fund prices and recent performance;
o  order duplicate account statements; and
o  obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.

BUYING SHARES
                           OPENING AN ACCOUNT         ADDING TO AN ACCOUNT
THROUGH YOUR INVESTMENT DEALER

                o Call your investment dealer     o Call your investment dealer
                  for information                    for information
BY MAIL

                o Make out a check in U.S.        o Make out a check in U.S.
                  dollars for the investment        dollars for the investment
                  amount, payable to "New           amount, payable to "New
                  England Funds." Third party       England Funds." Third party
                  checks will generally not be      checks will generally not be
                  accepted.                         accepted.
                o Mail the check with your        o Fill out the detachable
                  completed application to New      investment slip from an
                  England Funds, P.O. Box           account statement. If no
                  8551, Boston, MA 02266-8551.      slip is available, include
                                                    with the check a letter
                                                    specifying the Fund name,
                                                    your class of shares, your
                                                    account number and the
                                                    registered account name(s).
                                                    To make investing even
                                                    easier, you can order more
                                                    investment slips by calling
                                                    800-225-5478.

BY EXCHANGE
                o The exchange must be for a      o The exchange must be for a
                  minimum of $1,000 or for all      minimum of $1,000 or for all
                  of your shares.                   of your shares.
                o Obtain a current prospectus     o Call your investment dealer
                  for the Fund into which you       or New England Funds at
                  are exchanging by calling         800-225-5478 to request an
                  your investment dealer or         exchange.
                  New England Funds at            o See the section entitled
                  800-225-5478.                     "Exchanging Shares" for more
                o Call your investment dealer       details.
                  or New England Funds to
                  request an exchange.
                o See the section entitled
                  "Exchanging Shares" for more
                  details.


BY WIRE
                o Call New England Funds at       o Instruct your bank to
                  800-225-5478 to obtain an         transfer funds to State
                  account number and wire           Street Bank & Trust Company,
                  transfer instructions.            ABA# 011000028,
                  Your bank may charge you for      DDA# 99011538.
                  such a transfer.                o Specify the Fund name, your
                                                    class of shares, your
                                                    account number and the
                                                    registered account name(s).
                                                    Your bank may charge you for
                                                    such a transfer.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER

                o Indicate on your application    o Please call New England
                  that you would like to begin      Funds at 800-225-5478 for a
                  an automatic investment plan      Service Options Form. A
                  through Investment Builder        signature guarantee may be
                  and the amount of your            required to add this
                  monthly investment ($100          privilege.
                  minimum).                       o See the section entitled
                o Send a check marked "Void"        "Additional Investor
                  or a deposit slip from your       Services."
                  bank account along with your
                  application.

THROUGH AUTOMATED CLEARING HOUSE (ACH)

                o Ask your bank or credit         o Call New England Funds at
                  union whether it is a member      800-225-5478 to add shares
                  of the ACH system.                to your account through ACH.
                o Complete the "Telephone         o If you have not signed up
                  Withdrawal and Exchange" and      for the ACH system, please
                  "Bank Information" sections       call New England Funds for a
                  on your account application.      Service Options Form. A
                o Mail your completed               signature guarantee may be
                  application to New England        required to add this
                  Funds, P.O. Box 8551,             privilege.
                  Boston, MA 02266-8551.

SELLING SHARES

    Certain Restrictions may apply. See the section entitled "Restrictions on
                    Buying, Selling and Exchanging Shares."

                          TO SELL SOME OR ALL OF YOUR SHARES

THROUGH YOUR INVESTMENT DEALER

                          o  Call your investment dealer for information.

BY MAIL

                          o Write a letter to request a redemption specifying the name of the Fund, the class of shares, your account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds. Additional materials may be required. See the section entitled "Selling Shares in Writing."
                          o The request must be signed by all of the owners of the shares including the capacity in which they are signing, if appropriate.
                          o Mail your request to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.
                          o Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter. If you choose to have your proceeds delivered by mail, they will generally be mailed to you on the business day after the request is received. You may also choose to redeem by wire or through ACH (see below).

BY EXCHANGE

                          o Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or New England Funds at 800-225-5478.
                          o  Call New England Funds to request an exchange.
                          o See the section entitled "Exchanging Shares" for more details.

BY WIRE

                          o Fill out the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.
                          o Call New England Funds at 800-225-5478 or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                          o Proceeds (less any applicable CDSC) will generally be wired on the next business day. A wire fee (currently $5.00) will be deducted from the proceeds.

THROUGH AUTOMATED CLEARING HOUSE (ACH)

                          o Ask your bank or credit union whether it is a member of the ACH system.
                          o Complete the "Telephone Withdrawal and Exchange" and "Bank Information" sections on your account application.
                          o If you have not signed up for the ACH system on your application, please call New England Funds at 800-225-5478 for a Service Options Form.
                          o Call New England Funds to request a redemption through this system.
                          o Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.

BY SYSTEMATIC WITHDRAWAL PLAN

                          o Please refer to the section entitled "Additional Investor Services" or call New England Funds at 800-225-5478 or your financial representative for information.
                          o Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

 BY TELEPHONE

                          o You may receive your proceeds by mail, by wire or through ACH (see above).
                          o Call New England Funds at 800-225-5478 to choose the method you wish to use to redeem your shares.

BY CHECK   (For Class A  shares only)

                          o Select the checkwriting option on your account application and complete the attached signature card.
                          o To add this privilege to an existing account, call New England Funds at 800-225-5478 for a Service Options Form.
                          o  Each check must be written for $500 or more.
                          o You may not close your account by withdrawal check. Please call your financial representative or New England Funds to close an account.

SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations we also may require a signature guarantee or additional documentation.

A signature guarantee protects you against fraudulent orders and is necessary if:

        o  your address of record has been changed within the past 30 days;

        o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check; or

        o a proceeds check for any amount is mailed to an address other than the address of record or not payable to the registered owner(s).

A notary public CANNOT provide a signature guarantee. A signature guarantee can be obtained from one of the following sources:

        o  a financial representative or securities dealer;
        o  a federal savings bank, cooperative, or other type of bank;
        o  a savings and loan or other thrift institution;
        o  a credit union; or
        o  a securities exchange or clearing agency.

The following table shows some situations in which additional documentation may be necessary. Please call your financial representative or New England Funds regarding requirements for other account types.

--------------------------------------------------------------------------------
SELLER (ACCOUNT TYPE)                      REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------
INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP,    o  The signatures on the letter must
UGMA/UTMA (MINOR ACCOUNTS)                    all persons authorized to sign,
                                              including title, if applicable.
                                           o  Signature guarantee, if applicable
                                              (see above).
--------------------------------------------------------------------------------
CORPORATE OR ASSOCIATION ACCOUNTS          o  The signatures on the letter must
                                              include all persons authorized to
                                              sign, including title.
--------------------------------------------------------------------------------
OWNERS OR TRUSTEES OF TRUST ACCOUNTS       o  The signature on the letter must
                                              include all trustees authorized
                                              to sign, including title.
                                           o  If the names of the trustees are
                                              not registered on the account,
                                              please provide a copy of the trust
                                              document certified within the past
                                              60 days.
                                           o  Signature guarantee, if applicable
                                              (see above).
--------------------------------------------------------------------------------
JOINT TENANCY WHOSE CO-TENANTS ARE         o  The signatures on the letter must
DECEASED                                      include all surviving tenants of
                                              the account.
                                           o  Copy of the death certificate.
                                           o  Signature guarantee if proceeds
                                              check is issued to other than the
                                              surviving tenants.
--------------------------------------------------------------------------------
POWER OF ATTORNEY (POA)                    o  The signatures on the letter must
                                              include the attorney-in-fact,
                                              indicating such title.
                                           o  A signature guarantee.
                                           o  Certified copy of the POA document
                                              stating it is still in full force
                                              and effect, specifying the exact
                                              Fund and account number, and
                                              certified within 30 days of
                                              receipt of instructions.*
--------------------------------------------------------------------------------
QUALIFIED RETIREMENT BENEFIT PLANS         o The signature on the letter must
(EXCEPT NEW ENGLAND FUNDS PROTOTYPE          include all signatures of  those
DOCUMENTS)                                   authorized to sign including title.
                                           o  Signature guarantee, if applicable
                                              (see above).
--------------------------------------------------------------------------------
EXECUTORS OF ESTATES, ADMINISTRATORS,      o The signature on the letter must
GUARDIANS, CONSERVATORS                      include those authorized  to sign,
                                             including capacity.
                                           o  A signature guarantee.
                                           o  Certified copy of court document
                                              where signer derives authority,
                                              e.g.: Letters of Administration,
                                              Conservatorship, Letters
                                              Testamentary.*
--------------------------------------------------------------------------------
INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)      o  Additional documentation and
                                              distribution forms are required.
--------------------------------------------------------------------------------
* Certification may be made on court documents by the court, usually certified by the clerk of the court. POA certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

EXCHANGING SHARES

In general, you may exchange shares of your Fund for shares of the other Money Market Fund or a New England Fund subject to certain restrictions shown below. An exchange must be for a minimum of $1,000 (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the Fund into which you are exchanging. The exchange privilege may be exercised only in those states where shares of the Funds may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

EXCHANGE OPTIONS

CLASS A SHARES OF A MONEY MARKET FUND NOT PREVIOUSLY SUBJECT TO A SALES CHARGE OR CDSC MAY EXCHANGE INTO:

     o Class A, B or C shares of a Money Market Fund without paying a sales charge or CDSC.
     o Class A, B or C shares of a New England Fund plus the applicable sales charge or CDSC.

CLASS A SHARES OF A MONEY MARKET FUND PREVIOUSLY SUBJECT TO A SALES CHARGE OR CDSC MAY EXCHANGE INTO:

     o Class A shares of the other Money Market Fund without a sales charge or CDSC.
     o Class A shares of a New England Fund without paying a sales charge or CDSC (unless you exchanged into a Money Market Fund from shares of the New England Intermediate Tax Free Fund of California that you held for less than 6 months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other New England Fund shares).

CLASS B SHARES OF A MONEY MARKET FUND MAY EXCHANGE INTO:

     o Class B shares of the other Money Market Fund without paying a sales charge or CDSC.
     o  Class B shares of a New England Fund subject to its CDSC schedule.

CLASS C SHARES OF CASH MANAGEMENT TRUST - MONEY MARKET SERIES MAY EXCHANGE INTO:

     o  Class C shares of a New England Fund subject to its CDSC schedule.

If you exchange shares of a New England Fund into shares of the Money Market Funds, the holding period for purposes of determining the CDSC for Class A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another New England Fund. If you choose to redeem those Money Market Fund shares, a CDSC may therefore apply.

RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

PURCHASE AND EXCHANGE RESTRICTIONS
Although the Funds do not anticipate doing so, they reserve the right to suspend or change the terms of purchasing or exchanging shares. The Funds and the Distributor reserve the right to refuse or limit any purchase or exchange order by a particular purchaser (or group of related purchasers) if the transaction is deemed harmful to the best interest of the Fund's other shareholders or would disrupt the management of the Fund. The Funds and the Distributor reserve the right to restrict purchases and exchanges for the accounts of "market timers" by limiting the transaction to a maximum dollar amount. An account will be deemed to be one of a market timer if: (i) more than two exchange purchases of a given Fund are made for the account in a calendar quarter or (ii) the account makes one or more exchange purchases of a given Fund in a calendar quarter in an aggregate amount in excess of 1% of the Fund's total net assets.

SELLING RESTRICTIONS
The table below describes restrictions placed on selling shares of any Fund described in this Prospectus:

RESTRICTION                                        SITUATION

The Fund may suspend the right of redemption or    o  When the New York Stock
postpone payment for more than 7 days:                Exchange is closed (other
                                                      than a weekend/holiday)
                                                   o  During an emergency
                                                   o  Any other period permitted
                                                      by the SEC

The Fund reserves the right to suspend account     o  With a notice of a dispute
services or refuse transaction requests:              between registered owners
                                                   o  With suspicion/evidence of
                                                      a fraudulent Act

The Fund may pay the redemption price in whole     o  When it is detrimental for
or part by a Distribution in kind of readily          a Fund to make cash
marketable securities in lieu of cash or may          payments as determined in
take up to 7 days to pay a redemption request in      the sole discretion of the
order to raise capital:                               adviser or subadviser

The Fund may close your account and send you the   o  When the Fund account
proceeds. Shareholders will have 60 days after        falls below a set minimum
being notified of the Fund's intention to close       (currently $1,000 as set
the account to increase the account to the set        by the Fund's Board of
minimum. This does not apply to certain               Trustees)
qualified retirement plans, automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in a Fund's net asset value per share:

The Fund may withhold redemption proceeds until    o  When redemptions are made
the check or funds have cleared:                      within 10 calendar days
                                                      of purchase by check or
                                                      ACH of the shares being
                                                      redeemed

Telephone redemptions are not accepted for tax-qualified retirement plan accounts.

If you hold certificates representing your shares, they must be sent with your request for it to be honored. The Funds recommend that certificates be sent by registered mail.

CERTIFICATES
Certificates will not be automatically issued for any class of shares. Upon written request, you may receive certificates for Class A shares only.

HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

                                               TOTAL VALUE OF SECURITIES + CASH
                                               AND OTHER ASSETS  -  LIABILITIES
          NET ASSET VALUE   =                  ---------------------------------
                                                 NUMBER OF OUTSTANDING SHARES

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities.

The net asset value of Fund shares is determined according to this schedule:

     o A share's net asset value is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time.
     o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated after your order is received "in good order" by State Street Bank and Trust Company, the Funds' custodian.
     o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.

* Under limited circumstances, the Distributor may enter into a contractual agreement where it may accept orders after 5:00 p.m., but not later than 8:00 p.m.

Generally, during times of substantial economic or market change it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in "Buying Shares" and "Selling Shares."

DIVIDENDS AND DISTRIBUTIONS

The Funds generally distribute most or all of their net investment income (other than long-term capital gains) in the form of dividends. Each Fund declares dividends daily and pays them monthly. Each Fund distributes all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. If all of your shares of a Fund are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. Each Fund's Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Depending on your investment goals and priorities, you may choose to:

     o participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus an applicable sales charge or CDSC) in shares of the same class of a Money Market Fund or New England Fund registered in your name. Class A shareholders may also have dividends and distributions automatically invested in Class C shares of a New England Fund. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."
     o receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of a Money Market Fund or in the same class of a New England Fund.
     o  receive all distributions in cash.

Unless you select one of the above options, distributions will automatically be reinvested in shares of the same class of the Fund at net asset value. For more information or to change your distribution option, contact New England Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a non-retirement plan Fund, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. Be sure to keep the 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

Each Fund intends to meet all requirements of the Internal Revenue Code necessary to qualify as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.

Fund distributions paid to you either in cash or reinvested in additional shares are generally taxable to you as ordinary income (except for exempt-interest dividends earned by Tax Exempt Money Market Trust - see below) or as capital gains. Distributions derived from short-term capital gains or investment income are generally taxable at ordinary income rates. The Funds usually do not realize a substantial amount of long-term capital gains. Distributions of gains from investments that a Fund owned for more than one year that are designated by a Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital regardless of how long the shareholder has held Fund shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

An exchange of shares for shares of another Fund is treated as a sale, and any resulting gain or loss may be subject to federal income tax. If you purchase shares of a Fund shortly before it declares a capital gain distribution or a dividend, a portion of the purchase price may be returned to you as a taxable distribution.

Dividends derived from interest on U.S. government securities for the New England Cash Management Trust - Money Market Series may be exempt from state and local income taxes. The Fund intends to advise shareholders of the proportion of its dividends that are derived from such interest. You should consult your tax adviser about any federal, state and local taxes that may apply to the distributions you receive.

SPECIAL TAX CONSIDERATIONS FOR TAX EXEMPT MONEY MARKET TRUST
Dividends paid to you as a shareholder of the Tax Exempt Money Market Trust that are derived from interest on Municipal Securities are "exempt-interest dividends" and may be excluded from gross income on your federal tax return. However, if you receive Social Security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, if the Fund invests in "private activity" municipal securities, a portion of the Fund's dividends may constitute a tax preference item subject to the alternative minimum tax.

The federal exemption for "exempt-interest dividends" does not necessarily result in exemption from state and local taxes. Distributions of these dividends may be exempt from local and state taxation to the extent they are derived from the state and locality in which you reside. You should check the consequences under your local and state tax laws before investing in the Fund. The Fund will report annually on a state-by-state basis the source of income the Fund receives on tax-exempt bonds that was paid out as dividends during the preceding year.

ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS
New England Funds offers a range of retirement plans, including IRAs, SEPs, SARSEPs, SIMPLEs, 401(k) plans, 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM
This is New England Funds' automatic investment plan. You may authorize automatic monthly transfers of $100 or more from your bank checking or savings account to purchase shares of one or more New England Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."

DIVIDEND DIVERSIFICATION PROGRAM
This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of a New England Fund or Money Market Fund, subject to the eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into a New England Fund or Money Market Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN
New England Funds has an automatic exchange plan under which shares of a class of a Fund are automatically exchanged each month for shares of the same class of other New England Funds or Money Market Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN
This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan are not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. To establish a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) ("PAL")
This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, press 1. With a touch-tone telephone, you can obtain information about current yields, your current account balances, recent transactions, Fund prices and recent performance. You may also use PAL to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

NEW ENGLAND FUNDS WEB SITE
Visit us at www.mutualfunds.com to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

[Logo]      Fund Performance
            ----------------
            The financial highlights tables are intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by
            PricewaterhouseCoopers LLP, independent accountants, whose report, along with each Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

            New England Cash Management Trust - Money Market Series

                                                                          Class A, B, C

                                                                        Year Ended June 30,
                                                      1995         1996         1997        1998(b)         1999

Net Asset Value, Beginning of the Year              $  1.00      $  1.00      $  1.00      $  1.00
                                                    -------      -------      -------      -------        -------

Income From Investment Operations
Net Investment Income                                0.0469       0.0482       0.0467       0.0488
Net Realized and Unrealized Gain
 on Investments                                      0.0000       0.0002       0.0000       0.0000
                                                    -------      -------      -------      -------        -------
Total From Investment Operations                     0.0469       0.0484       0.0467       0.0488
                                                    -------      -------      -------      -------        -------
Less Distributions
Dividends From Net Investment Income                (0.0469)     (0.0484)(a)  (0.0467)     (0.0488)         ( )
Dividends From Net Realized Capital Gains            0.0000       0.0000      (0.0000)      0.0000          ( )
                                                    -------      -------      -------      -------        -------
Total Distributions                                 (0.0469)     (0.0484)     (0.0467)     (0.0488)         ( )
                                                    -------      -------      -------      -------        -------

Net Asset Value, End of the Year                    $1.0000      $1.0000      $1.0000      $1.0000
                                                    =======      =======      =======      =======        =======

Total Return (%)                                        4.8          5.0          4.8          5.0

Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)                             0.88         0.90         0.88         0.84
Ratio of Net Investment Income
 to Average Net Assets (%)                             4.67         4.85         4.66         4.88
Net Assets, End of Year (000,000)                   $   650      $   664      $   699      $   607

(a) Including net realized gain on investments.
(b) Class C shares commenced operations March 1, 1998.

[Logo]      Fund Performance
            ----------------

                                    New England Tax Exempt Money Market Trust

                                                                           Class A and B

                                                                        Year Ended June 30,
                                                      1995         1996         1997         1998          1999

Net Asset Value, Beginning of the Year              $  1.00      $  1.00      $  1.00      $  1.00
                                                    -------      -------      -------      -------        -------

Income From Investment Operations
Net Investment Income                                0.0314       0.0327       0.0314       0.0323
Net Realized and Unrealized Gain
 on Investments                                      0.0000       0.0000       0.0001       0.0000
                                                    -------      -------      -------      -------        -------
Total From Investment Operations                     0.0314       0.0327       0.0315       0.0323
                                                    -------      -------      -------      -------        -------

Less Distributions
Dividends From Net Investment Income                (0.0314)     (0.0327)     (0.0315)(a)  (0.0323)
                                                    -------      -------      -------      -------        -------
Total Distributions                                 (0.0314)     (0.0327)     (0.0315)     (0.0323)
                                                    -------      -------      -------      -------        -------

Net Asset Value, End of the Year                    $1.0000      $1.0000      $1.0000      $1.0000
                                                    =======      =======      =======      =======        =======
Total Return (%)                                        3.2          3.3          3.2          3.3

Ratios/Supplemental Data
Ratio of Operating Expenses
 to Average Net Assets (%)(b)                          0.56         0.56         0.56         0.60
Ratio of Net Investment Income
 to Average Net Assets (%)                             3.15         3.29         3.17         3.23
Net Assets, End of Year (000,000)                   $    68      $    65      $    68      $    74

(a) Including net realized gain on investments.
(b) The ratio of operating expenses to average net assets without giving effect to the expense limitation would have been $0.85 for 1995, $0.90 for 1996, $0.85 for 1997, $0.85 for 1998 and $____ for 1999.

GLOSSARY OF TERMS

BANKERS' ACCEPTANCE - A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.

BID PRICE -- The price a prospective buyer is ready to pay. This term is used by traders who maintain firm bid and offer prices in a given security by standing ready to buy or sell security units at publicly quoted prices.

CAPITAL GAIN DISTRIBUTIONS - Payments to a Fund's shareholders of profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING - Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as S&P or Moody's Investors Service. Bonds with a credit rating of BBB or higher by S&P or Baa or higher by Moody's are generally considered investment grade.

DISCOUNTED PRICE - The difference between a bond's current market price and its face or redemption value.

DIVERSIFICATION - The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or sector suffers losses.

DIVIDEND YIELD - The current or estimated annual dividend divided by the market price per share of a security.

DURATION - An estimate of how much a bond's price inversely fluctuates with changes in prevailing interest rates.

INCOME DISTRIBUTIONS - Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION - A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE - Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY - The final date on which the payment of a debt instrument (e.g. bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) - The market value of one share of a mutual fund on any given day without sales charge or CDSC. It is determined by dividing a fund's total net assets by the number of shares outstanding.

REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

RETURN ON EQUITY - The amount, expressed as a percentage, earned on a company's common stock investment for a given period. It is calculated by dividing net income for the period after preferred stock dividends but before common stock dividends by the common stock equity (net worth) average for the accounting period. This tells common shareholders how effectively their money is being employed.

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period expressed as a percentage. Total returns assume all earnings are reinvested in additional shares of a Fund.

VARIABLE OR FLOATING-RATE DEBT SECURITIES - Securities which pay a rate of interest that is adjusted on a periodic basis and determined by reference to a prescribed formula.

VOLATILITY - The general variability of a portfolio's value resulting from price fluctuations of its investments. In most cases, the more diversified a portfolio is, the less volatile it will be.

YIELD - The rate at which a fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY - The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

If you would like more information about the Funds, the following documents are available free upon request:

  ANNUAL AND SEMIANNUAL REPORTS - Provide additional information about each Fund's investments. Each report includes a discussion of the market conditions and investment strategies that significantly affected the
    Fund's performance during its last fiscal year.

 STATEMENT OF ADDITIONAL INFORMATION (SAI) - Provides more detailed information about the Funds, has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference.

 To order a free copy of a Fund's annual or semiannual report                          NEW ENGLAND FUNDS
 or its SAI, contact your financial representative or the                              MONEY MARKET FUNDS
                       Funds at:

                New England Funds, L.P.                                       NEW ENGLAND CASH MANAGEMENT TRUST -
                  399 Boylston Street                                                 MONEY MARKET SERIES
              Boston, Massachusetts 02116
                Telephone: 800-225-5478                                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST
             Internet: www.mutualfunds.com

Your financial representative or New England Funds will
 also be happy to answer your questions or to provide any additional information that you may require.

    You can review the Funds' reports and SAI at the
      Public Reference Room of the Securities and
  Exchange Commission. Text-only copies are available free from the Commission's Web site at: www.sec.gov.

 Copies of these publications are also available for a fee by writing or calling the Public Reference Room of the SEC,
              Washington, D.C. 20549-6009
                Telephone: 800-SEC-0330

New England Funds, L.P., and other firms selling shares
   of New England Funds are members of the National
 Association of Securities Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public
  Disclosure Program. The program provides access to
     information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting their Web site at www.NASDR.com.

[LOGO]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)
-------------------------------------------------------------------------------

NEW ENGLAND MONEY MARKET FUNDS

NEW ENGLAND CASH MANAGEMENT TRUST -- MONEY MARKET SERIES
NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 1, 1999

This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the prospectus of New England Cash Management Trust - Money Market Series and New England Tax Exempt Money Market Trust (the "Trusts" and each a "Trust") for Class A, B and C shares dated September 1, 1999 and the New England Cash Management Trust - Money Market Series Class Y shares prospectus dated September 1, 1999, (collectively, the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectuses may be obtained from New England Funds, L.P. (the "Distributor"), 399 Boylston Street, Boston, Massachusetts 02116.

The Trusts' financial statements and accompanying notes are incorporated by reference into this Statement. Each Trust's annual and semiannual report contains additional performance information and is available upon request and without charge by calling 800-225-5478.

                         T A B L E  O F  C O N T E N T S
                                                                           Page

   Investment Objectives and Policies                                         2
   Investment Restrictions                                                    5
   Management of the Funds                                                    8
   Investment Advisory, Subadvisory, Distribution and Other Services         10
   Portfolio Transactions                                                    15
   Performance                                                               15
   Description of the Funds and Ownership of Shares                          18
   How to Buy Shares                                                         20
   Shareholder Services                                                      21
            Open Accounts                                                    21
            Automatic Investment Plans                                       21
            Retirement Plans Offering Tax Benefits                           22
            Systematic Withdrawal Plans                                      22
            Dividend Diversification Program                                 23
            Exchange Privilege                                               23
            Automatic Exchange Plan                                          24
            NvestPRO                                                         25
            Self-Servicing Your Account                                      26
   Redemptions                                                               27
   Net Income, Dividends and Valuation                                       29
   Tax-Free Investing                                                        31
   Taxes                                                                     31
   Financial Statements                                                      32
   Appendix A - Description of Certain New England Cash Management
                  Trust - Money Market Series Investments                    A-1
   Appendix B - Description of Certain New England Tax Exempt Money
                  Market Trust Investments                                   B-1
   Appendix C - Ratings of Corporate and Municipal Bonds, Commercial
                  Paper and Short-Term Tax Exempt Obligations                C-1
   Appendix D - Media That May be Referred to in Fund Advertisements
                  or Sales Literature                                        D-1
   Appendix E - Advertising and Promotional Literature                       E-1

-------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
-------------------------------------------------------------------------------

GENERAL


         The investment objectives and policies of New England Cash Management Trust - Money Market Series and New England Tax Exempt Money Market Trust (the "Money Market Funds," the "Funds," or each a "Fund") are summarized in the Prospectus under "Goals, Strategies & Risks."


         The investment policies and types of permitted investments of each Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of each Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of that Fund.


         The terms "shareholder approval" and "majority of the outstanding voting securities" as used in the Prospectus and this Statement each refer to approval by the lesser of (i) 67% or more of the shares of the applicable Fund represented at a meeting at which more than 50% of the outstanding shares of such Fund are represented and (ii) more than 50% of the outstanding shares of such Fund.

CASH MANAGEMENT TRUST - MONEY MARKET SERIES

         The Fund will invest only in securities which the Fund's subadviser, Back Bay Advisors(R), L.P. ("Back Bay Advisors"), acting under guidelines established by the New England Cash Management Trust's Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard and Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendices A and C to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

         As described in the Prospectus, the Fund's investments may include certificates of deposit, bankers' acceptances and other U.S. dollar-denominated obligations of banks whose net assets exceed $100 million. These obligations may be issued by U.S. banks, foreign banks (including their U.S. or London branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches or banks will be purchased only when Back Bay Advisors believes the risks are minimal.

         The Fund may also invest in U.S. government securities that include all securities issued or guaranteed by the U.S government or its agencies, authorities or instrumentalities ("U.S. Government Securities"). Some U.S. Government Securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

         All of the Fund's investments at the time of purchase (other than U.S. government securities and repurchase agreements relating thereto) will be rated in the highest rating category by a major credit agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by the New England Cash Management Trust's Board of Trustees.

         Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund also seeks to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio composition of the Fund. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of securities of the type in which it invests. See "Portfolio Transactions" and "Investment Restrictions."

TAX EXEMPT MONEY MARKET TRUST

         As described in the Prospectus, the Fund seeks to achieve its objective through investment in a diversified portfolio consisting primarily of high quality short-term fixed, variable and floating rate debt securities the interest on which is, in the opinion of bond counsel for the issuers of the securities at the time of their issuance, exempt from federal income taxation ("Municipal Securities"). Municipal Securities are generally obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or by or on behalf of multi-state agencies or authorities. The Fund will only invest in Municipal Securities which are (i) short-term notes rated MIG-2 or better by Moody's or SP-2 or better by S&P; (ii) municipal bonds rated Aa or better by Moody's or AA or better by S&P with a remaining maturity of 397 days or less whose issuer has comparable short-term obligations that are rated in the top rating category by Moody's or S&P; and (iii) other types of Municipal Securities, including commercial paper, rated P-2 by Moody's or A-2 by S&P or unrated Municipal Securities determined to be of comparable quality by the Fund's subadviser under guidelines approved by the New England Tax Exempt Money Market Trust's Board of Trustees, subject to any limitations imposed by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). For a more complete description of various types of Municipal Securities and the meanings of the ratings assigned to them by Moody's and S&P, see Appendices B and C to this Statement. The Fund expects that at least 95% of all dividends paid by the Fund in any given year will be exempt from federal income tax. See "Taxes."

         As described in the Prospectus, the Fund may elect on a temporary basis to hold cash or to invest in obligations other than Municipal Securities when such action is deemed advisable by Back Bay Advisors. For example, the Fund might hold cash or make such temporary investments: (i) due to market conditions; (ii) in the event of the scarcity of suitable Municipal Securities;
(iii) pending investment of proceeds from subscriptions for Fund shares or from the sale of portfolio securities; or (iv) in anticipation of redemptions. The Fund will limit its investments in obligations other than Municipal Securities to "money market securities" such as (i) U.S. Government Securities, (ii) high quality short-term domestic certificates of deposit, commercial paper and domestic bankers' acceptances and other high quality money market instruments, or (iii) repurchase agreements with brokers, dealers and banks relating to Municipal or U.S. Government Securities. The interest earned on money market securities is not exempt from federal income tax and may be taxable to shareholders as ordinary income. The ability of the Fund to invest in such taxable money market securities is limited by a requirement of the Internal Revenue Code (the "Code") that at least 50% of the Fund's total assets be invested in Municipal Securities at the end of each quarter of the Fund's fiscal year (see "Taxes") and by a fundamental policy of the Fund which requires that during periods of normal market conditions the Fund will not purchase any security if, as a result, less than 80% of the Fund's net assets would then be invested in Municipal Securities.

         As described in the Prospectus, the Fund may invest in variable or floating rate Municipal Securities. These obligations pay a rate of interest adjusted on a periodic basis and determined by reference to a prescribed formula. Such obligations will be subject to prepayment without penalty, at the option of either the Fund or the issuer, and may be backed by letters of credit or similar arrangements where necessary to ensure that the obligations are of appropriate investment quality. Back Bay Advisors intends to evaluate the credit of the issuers of these obligations and the providers of credit support no less frequently than quarterly.

         The price stability and liquidity of the Fund may not be equal to that of a money market fund which invests exclusively in short-term taxable money market securities, because the taxable money market is a broader and more liquid market with a greater number of investors, issuers and market makers than the short-term Municipal Securities market and because the average portfolio maturity of a money market fund will generally be shorter than the average portfolio maturity of a tax exempt money fund such as the Fund. Adverse economic, business or political developments might affect all or a substantial portion of the Fund's Municipal Securities in the same manner. The issuer of a Municipal Security may make payments from money raised through a variety of sources, such as (i) the issuer's general taxing power; (ii) a specific type of tax such as a property tax; or (iii) a particular facility or project such as a highway. The ability of an issuer to make these payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer.


When-Issued Securities


         The Tax Exempt Money Market Trust may purchase Municipal Securities on a when-issued basis, which means that delivery and payment for the securities normally occurs between 15 to 45 days after the date of the commitment to purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Pending delivery of securities purchased on a when-issued basis, the amount of the purchase price will be held in liquid assets such as cash or high quality debt obligations. Such obligations and cash will be maintained in a separate account with the Fund's custodian in an amount equal on a daily basis to the amount of the Fund's when-issued commitments. By committing itself to purchase Municipal Securities on a when-issued basis, the Fund subjects itself to market and credit risks on such commitments as well as such risks otherwise applicable to its portfolio securities. Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share. (See "Net Income, Dividends and Valuation.") The Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Such sales may result in capital gains that are not exempt from federal income taxes. When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the when-issued securities (which may have a value greater or less than the Fund's payment obligation).


Purchase of Securities with Rights to Put Securities to Seller


         The Tax Exempt Money Market Trust has authority to purchase securities, including Municipal Securities, at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase if the Fund simultaneously acquires the right to sell the securities back to the seller at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity and to permit the Fund to meet redemptions while remaining as fully invested as possible in Municipal Securities. The Fund will acquire puts only from recognized securities dealers.


         For the purposes of asset valuation, the Fund will never ascribe any value to puts. The Fund will rarely pay specific consideration for them (although typically the yield on a security that is subject to a put will be lower than for an otherwise comparable security that is not subject to a put). In no event will the specific consideration paid for puts held in the Fund's portfolio at any time exceed 1/2 of 1% of the Fund's net assets. Puts purchased by the Fund will generally not be marketable and the Fund's ability to exercise puts will depend on the creditworthiness of the other party to the transaction.

BOTH FUNDS


         As noted in the Prospectus, each Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford each Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. Government Security (in the case of either Fund), a Municipal Security (in the case of the Tax Exempt Money Market Trust) or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. Government, the issuer of the Municipal Security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, a Fund may be subject to various delays and risks of loss, including
(a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement. Each Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and each Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement. It is a fundamental policy of each Fund that no more than 10% of the net assets of the Fund are to be invested in illiquid securities, including repurchase agreements with maturities of more than seven days.

         As described in the Prospectus, all of each Fund's investments will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by each Trusts' Board of Trustees. Also, all of each Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of each Fund's portfolio securities based on their dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for any Fund, such Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. Government Securities, are treated as having a maturity of one day.

         The value of the securities in each Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of any Fund might require the sale of portfolio investments of that Fund at a time when a sale might not be desirable.

         After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund but neither event will require a sale of such security by such Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another SEC-approved nationally recognized statistical rating organization ["NRSRO"]) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the relevant Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.


-------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
-------------------------------------------------------------------------------


         The following is a list of each Fund's investment restrictions. The restrictions set forth in the numbered paragraphs below are fundamental policies and, accordingly, will not be changed without the consent of the holders of a majority of the outstanding voting securities of the applicable Fund.

CASH MANAGEMENT TRUST - MONEY MARKET SERIES

The Fund will not:


(1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves;


(2) Purchase any security if, as a result of such purchase, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;


(3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

(4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities;


(5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment) up to an amount not in excess of the lower of (i) 10% of its total assets (taken at cost) and
      (ii) 5% of such total assets (taken at current value);

(6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost);

(7) Invest more than 5% of its total assets (taken at current value) in securities of businesses (including predecessors) less than three years old;

(8) Purchase or retain securities of any issuer if, to the knowledge of the Fund, officers and Trustees of the Fund or officers and directors of any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the securities of that issuer, together own beneficially more than 5%;


(9) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements;


(10) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;


(11) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(12)  Make investments for the purpose of exercising control or management;


(13) Participate on a joint or joint and several basis in any trading account in securities. (The "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Back Bay Advisors to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities);


(14)  Write or purchase puts, calls or combinations thereof; or

(15) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction.


         Except as otherwise stated, the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

TAX EXEMPT MONEY MARKET TRUST

         The Fund will not:


(1) Purchase any security if, as a result, more than 5% of the Fund's total assets (based on current value) would then be invested in the securities of a single issuer. This limitation does not apply to securities of the United States Government, its agencies or instrumentalities or to any security guaranteed thereby. The limitation applies to securities subject to credit enhancement, but guarantors, insurers, issuers of puts and letters of credit and other parties providing credit enhancement are not considered issuers for purposes of the restriction, although investment in such securities may be limited by applicable regulatory restrictions. The restriction also applies to securities subject to repurchase agreements but not to the repurchase agreements themselves. (The SEC staff currently takes the position that only fully collateralized repurchase agreements may be excluded from such restriction);

(2) Purchase voting securities or make investments for the purpose of exercising control or management;


(3) Invest more than 25% of its total assets in industrial development bonds which are based, directly or indirectly, on the credit of private entities in any one industry or in securities of private issuers in any one industry. (In the utilities category, gas, electric, water and telephone companies will be considered as being in separate industries.);


(4) Participate on a joint or joint and several basis in any trading account in securities;

(5) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of securities transactions;

(6) Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of its total assets taken at cost, except that the Fund may enter into reverse repurchase agreements. The Fund will not, however, borrow or enter into reverse repurchase agreements if the value of the Fund's assets would be less than 300% of its borrowing and reverse repurchase agreement obligations. In addition, when borrowings (other than reverse repurchase agreements) exceed 5% of the Fund's total assets (taken at current value), the Fund will not purchase additional portfolio securities. Permissible borrowings and reverse repurchase agreements will be entered into solely for the purpose of facilitating the orderly sale of portfolio securities to accommodate redemption requests;

(7) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies and may enter into loan participations and repurchase agreements;


(8) Pledge, mortgage or hypothecate its assets except in connection with reverse repurchase agreements and except to secure temporary borrowings permitted by restriction (6) above in aggregate amounts not to exceed 10% of its net assets taken at cost at the time of the incurrence of such borrowings;


(9) Act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(10) Invest in securities of other investment companies, except by purchases in the open market involving only customary brokers' commissions, or in connection with a merger, consolidation, reorganization or similar transaction. Under the 1940 Act the Fund may not (a) invest more than 10% of its total assets (taken at current value) in such securities, (b) own securities of any one investment company having a value in excess of 5% of the Fund's total assets (taken at current value), or (c) own more than 3% of the outstanding voting stock of any one investment company;


(11) Purchase or retain securities of an issuer if, to the knowledge of the Fund, officers, trustees or directors of the Fund or any investment adviser of the Fund who individually own beneficially more than 1/2 of 1% of the shares or securities of that issuer together own beneficially more than 5% of such shares or securities;


(12) Purchase securities of any company which has (with predecessor businesses and entities) a record of less than three years' continuing operation or purchase securities whose source of repayment is based, directly or indirectly, on the credit of such a company, except (i) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, or (ii) Municipal Securities which are rated by at least two nationally recognized municipal bond rating services, if as a result more than 5% of the total assets of the Fund (taken at current value) would be invested in such securities;


(13) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contracts or real estate (except that the Fund may buy Municipal Securities or other permitted investments secured by real estate or interests therein); or

(14) Write or purchase puts, calls, warrants, straddles, spreads or combinations thereof, except that the Fund may purchase puts as described under "Investment Objectives and Policies -- Tax Exempt Money Market Trust -- Purchase of Securities with Rights to Put Securities to Seller" and may purchase Municipal Securities on a "when-issued" basis as described above under "Investment Objectives and Policies -- Tax Exempt Money Market Trust -- When-Issued Securities";


         Except as otherwise stated in restriction (6), the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.


         For the purpose of the foregoing investment restrictions, the identification of the "issuer" of Municipal Securities which are not general obligation bonds (see Appendix B) is made by Back Bay Advisors on the basis of the characteristics of the obligation, the most significant of which is the source of funds for the payment of principal and interest on such securities. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government of such subdivision, and the obligation is based solely on the assets and revenues of such subdivision, such subdivision would be regarded as the sole issuer. Similarly, in the case of industrial development bonds (see Appendix B), if the bond is backed only by the assets and revenues of the non-governmental user, the non-governmental user would be regarded as the sole issuer.


BOTH FUNDS

         No Fund will purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of such Fund's net assets would be invested in such securities or in other securities that are illiquid. The Funds have implemented procedures to determine the liquidity of Section 4(2) commercial paper purchased by the Funds for purposes of determining whether the Fund's limit on the purchases of illiquid securities has been met.

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. Each Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

-------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
-------------------------------------------------------------------------------


         The Funds are governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and review the Funds' performance.


Trustees


         The trustees of the Trusts, their position with the Trusts (underlined), their ages (in parentheses), addresses and principal occupations during at least the past five years are listed below. Each Trustee with an asterisk (*) next to his or her name may be deemed to be an "interested person" of the Trusts as defined in the 1940 Act.

GRAHAM T. ALLISON, JR.-- Trustee (59); 79 John F. Kennedy Street, Cambridge,
         Massachusetts 02138; Member of the Contract Review and Governance Committee for the Trusts; Douglas Dillon Professor and Director for the Center of Science and International Affairs, John F. Kennedy School of Government; Special Advisor to the United States Secretary of Defense; formerly, Assistant Secretary of Defense; formerly, Dean, John F. Kennedy School of Government.

DANIEL M. CAIN -- Trustee (54); 452 Fifth Avenue, New York, New York 10018;
         Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; President and CEO, Cain Brothers & Company Incorporated (investment banking); Trustee, Universal Health Realty Income Trust (NYSE); Norman Rockwell Museum; Sharon Health Corporation and National Committee for Quality Healthcare (all not-for-profit organizations).

KENNETH J. COWAN -- Trustee (67); One Beach Drive, S.E. #2103, St. Petersburg,
         Florida 33701; Member of the Contract Review and Governance Committee for the Trusts; Retired; Director, A Young Woman's Residence; formerly, Senior Vice President-Finance and Chief Financial Officer, Blue Cross of Massachusetts, Inc. and Blue Shield of Massachusetts, Inc.; formerly, Director, Neworld Bank for Savings and Neworld Bancorp.

RICHARD DARMAN -- Trustee (56); 1001 Pennsylvania Avenue, N.W., Washington, D.C.
         20004; Member of the Contract Review and Governance Committee for the Trusts; Partner, The Carlyle Group (investments); Public Service Professor, Harvard Graduate School of Government; Trustee, Council for Excellence in Government (not-for-profit); Director, Frontier Ventures (personal investment); Director, Telcom Ventures (telecommunications); Director, Genesis Cable (cable communications); Director, Prime Communications (cable communications); Director, Neptune Communications (undersea cable systems); formerly, Director of the U.S. Office of Management and Budget and a member of President Bush's Cabinet; formerly, Managing Director, Shearson Lehman Brothers (Investments).

SANDRA O. MOOSE -- Trustee (57); Exchange Place, Boston, Massachusetts 02109;
         Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; Senior Vice President and Director, The Boston Consulting Group, Inc. (management consulting); Director, GTE Corporation (communication services) and Director, Rohm and Haas Company (specialty chemicals).

JOHN A. SHANE -- Trustee (66); 200 Unicorn Drive, Woburn, Massachusetts 01801;
         Member of the Audit and Transfer Agent and Shareholder Services Committee for the Trusts; President, Palmer Service Corporation (venture capital organization); General Partner, Palmer Partners L.P.; Director, Abt Associates, Inc. (consulting firm); Director, Arch Communications Group, Inc. (paging service); Director, Dowden Publishing Company, Inc. (publishers of medical magazines); Director, Eastern Bank Corporation; Director, Gensym Corporation (developer of expert system software); Director, Overland Data, Inc. (manufacturer of computer tape drives); Director, United Asset Management Corporation (holding company for institutional money management).

* PETER S. VOSS -- Chairman of the Board, Chief Executive Officer and Trustee
         (52); President and Chief Executive Officer, Nvest, L.P. and Nvest Companies, L.P. ("Nvest Companies"); Chairman of the Board and Director, President and Chief Executive Officer, Nvest Corporation; Director, Nvest Services Company; Chairman of the Board and Director, NEF Corporation; Chairman of the Board and Director, BBAI; formerly, Director, New England Financial.

 PENDLETON P. WHITE -- Trustee (68); 6 Breckenridge Lane, Savannah, Georgia
         31411; Member of the Contract Review and Governance Committee for the Trusts; Retired; formerly, President and Chairman of the Executive Committee, Studwell Associates (executive search consultants); formerly, Trustee, The Faulkner Corporation (community hospital corporation).

 The Contract Review and Governance Committee of the Trusts is comprised solely of disinterested Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Funds, and governance matters relating to the Funds.

 The Audit and Transfer Agent and Shareholders Services Committee of the Trusts is comprised solely of disinterested trustees and considers matters relating to the scope and results of the Funds' audits and serves as a forum in which the independent accountants can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and IRS regulations as well as operational issues relating to the transfer agent.


Officers


         In addition to Mr. Voss, the officers of the Trusts, their positions with the Trusts (underlined), their ages (in parentheses) and principal occupations during the past five years are listed below.

BRUCE R. SPECA -- President (43); Director and Executive Vice President, NEF
         Corporation; Managing Director, President and Chief Executive Officer, New England Funds, L.P.; Managing Director, President and Executive Officer, NEFM.

THOMAS P. CUNNINGHAM -- Treasurer (53); Senior Vice President, Nvest Services Company; Senior Vice President, NEFM; formerly, Vice President, Allmerica Financial Life Insurance and Annuity Company; formerly, Treasurer, Allmerica Investment Trust; formerly, Vice President, First Data Investor Services Group.

JOHN E. PELLETIER -- Secretary and Clerk (35); Senior Vice President, General
         Counsel, Secretary and Clerk, NEF Corporation; Senior Vice President, General Counsel, Secretary and Clerk, New England Funds, L.P.; Senior Vice President, General Counsel, Secretary and Clerk, NEFM; Executive Vice President and General Counsel, Nvest Services Company; formerly, Senior Vice President and General Counsel, Funds Distributor, Inc. (mutual fund service company); formerly, Counsel, The Boston Company Advisors, Inc.; formerly, Associate, Ropes & Gray (law firm).

         Each person listed above holds the same position(s) with both Trusts. Previous positions during the past five years with New England Financial or Metropolitan Life Insurance Company ("MetLife"), New England Funds, L.P., or NEFM are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated below under "Trustee Fees", each of the trustees is also a director or trustee of several other investment companies for which New England Funds, L.P. acts as principal underwriter.

         Except as indicated above, the address of each trustee and officer of the Trusts is 399 Boylston Street, Boston, Massachusetts 02116.

Trustee Fees

         Neither Trust pays compensation to its officers, or to its trustees who are "interested persons" of the Trusts as defined in the 1940 Act.

         Each trustee who is not an interested person of the Trusts receives in the aggregate for serving on the boards of the Trusts, New England Funds Trust I, New England Funds Trust II and New England Funds Trust III (all five trusts collectively, the "New England Funds Trusts"), comprising as of September 1, 1999 a total of 24 mutual fund portfolios, a retainer fee at the annual rate of $40,000 and meeting attendance fees of $3,500 for each meeting of the Board of Trustees he or she attends. Each committee member receives an additional retainer fee at the annual rate of $6,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $6,000 fee) at the annual rate of $4,000. These fees are allocated among the mutual fund portfolios in the New England Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund.

         During the fiscal year ended June 30, 1999, the trustees of the Trusts received the amounts set forth in the following table for serving as a trustee of the Trusts; and during the year ended December 31, 1998, such persons received the amounts set forth below for serving as trustee of the Trusts and for also serving as trustees of the other New England Funds Trusts.

                              Aggregate           Aggregate           Pension or
                            Compensation      Compensation from       Retirement                       Total Compensation
                          from New England     New England Tax     Benefits Accrued                       from the New
                           Cash Management      Exempt Money       as Part of Fund       Estimated        England Funds
                            Trust in the       Market Trust in     Expenses in the        Annual          Trusts in the
                             Year Ended        the Year Ended         Year Ended       Benefits Upon       Year Ended
   Name of Trustee          June 30, 1999       June 30, 1999       June 30, 1999       Retirement      December 31, 1998
   ---------------          -------------       -------------       -------------       ----------      -----------------
Graham T. Allison, Jr.            $                   $                   $0                $0               $60,000
Daniel M. Cain                    $                   $                   $0                $0               $64,000
Kenneth J. Cowan                  $                   $                   $0                $0               $64,000
Richard Darman                    $                   $                   $0                $0               $60,000
Sandra O. Moose                   $                   $                   $0                $0               $60,000
John A. Shane                     $                   $                   $0                $0               $60,000
Pendleton P. White                $                   $                   $0                $0               $56,500

        The Trusts provide no pension or retirement benefits to trustees, but have adopted a deferred payment arrangement under which each trustee may elect not to receive fees from each Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund selected by a Trustee on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

As of August 1, 1999, the officers and trustees of the Trusts as a group owned less than 1% of the outstanding shares of each Fund.


-------------------------------------------------------------------------------
        INVESTMENT ADVISORY, SUBADVISORY, DISTRIBUTION AND OTHER SERVICES
-------------------------------------------------------------------------------

Investment Advisory and Subadvisory Agreements


         Pursuant to separate advisory agreements, each dated August 30, 1996, as amended May 1, 1998 (the "Advisory Agreements"), NEFM has agreed, subject to the supervision of the Board of Trustees of the relevant Trust, to manage the investment and reinvestment of the assets of each Fund and to provide a range of administrative services, including executive and other personnel, to each Fund. In addition to overseeing the management of the Funds, NEFM provides executive and other personnel for the management of the Trusts. For the services described in the advisory agreements, each Fund has agreed to pay NEFM a management fee set forth in the following table, reduced by the amount of any subadvisory fee payable by the Fund to Back Bay Advisors (as described below):

                                    Management fee payable by Fund to NEFM
                                    (less any fee paid to the subadviser)
                                    (as a percentage of average daily net assets
         Fund                       of the Fund)
         ----                       --------------------------------------------

Cash Management Trust -             0.425% of the first $500 million
  Money Market Series               0.400% of the next $500 million
                                    0.350% of the next $500 million
                                    0.300% of the next $500 million
                                    0.200% of amounts in excess of $2 billion

Tax Exempt Money Market Trust       0.400% of the first $100 million
                                    0.300% of amounts in excess of $100 million

         The Advisory Agreements each provide that NEFM may delegate its responsibilities thereunder to other parties. Pursuant to separate subadvisory agreements, each dated August 30, 1996, as amended May 1, 1998 the ("Subadvisory Agreements"), NEFM has delegated responsibilities for managing the investment and reinvestment of each Fund to Back Bay Advisors as subadviser. For providing such subadvisory services to the Funds, each Fund pays Back Bay Advisors the following fee:

                                    Subadvisory fee payable by the Fund
                                    (as a percentage of average daily net assets
         Fund                       of the Fund)
         ----                       --------------------------------------------

Cash Management Trust -             0.205% of the first $500 million
  Money Market Series               0.180% of the next $500 million
                                    0.160% of the next $500 million
                                    0.140% of the next $500 million
                                    0.120 % of amounts in excess of $2 billion

Tax Exempt Money Market Trust       0.200% of the first $100 million
                                    0.150% of amounts in excess of $100 million


         From January 2, 1996 to May 1, 1998, NEFM served as adviser and Back Bay Advisors served as subadviser to each Fund pursuant to separate advisory and subadvisory agreements providing for the same management and subadvisory fees as are currently in effect for the Funds; except that NEFM, and not the Fund, paid Back Bay Advisors for the services it rendered to each Fund.


         For the fiscal years ended June 30, 1997, 1998 and 1999, the Cash Management Trust - Money Market Series paid management fees of $1,485,266, $1,535,052 and $_________ to NEFM. During this period, Back Bay Advisors received subadvisory fees of $1,340,219, $1,380,613 and $_________.

         Beginning January 2, 1996 and until further notice to the Tax Exempt Money Market Trust, NEFM and Back Bay Advisors have each agreed to proportionately reduce their fee and/or pay the charges, expenses and fees of the Fund (not including fees payable to the trustees who are not "interested persons" of the Trust as defined in the 1940 Act) to the extent necessary to limit the Fund's expenses to an annual rate of 0.65% of average net assets. For the fiscal years ended June 30, 1997, 1998 and 1999, gross management fees payable to NEFM of $273,587, $274,666 and $________ were reduced by $192,978,
$165,118 and $______, respectively, resulting in net management fees of $78,467, $80,609 and $109,548, respectively, and gross subadvisory fees payable to Back Bay Advisors of $136,794, $137,333 and $_______ were reduced by $96,489, $82,559 and $______, respectively, resulting in net subadvisory fees, of $11,790, $40,305 and $54,774, respectively, as a result of this expense limitation.

         In addition to the management fees paid to NEFM and the subadvisory fees paid to Back Bay Advisors, each Fund pays the Distributor for providing certain accounting and administrative services. The amount of the payments is based on the allocated costs that the Distributor incurs in providing these services.


         In General.


NEFM, formed in 1995, is a limited partnership whose sole general partner, NEF Corporation, is a wholly-owned subsidiary of Nvest Holdings, L.P. ("Nvest Holdings"), which in turn is a wholly-owned subsidiary of Nvest Companies. NEF Corporation is also the sole general partner of the Distributor, and the sole shareholder of Nvest Services Company, the transfer and dividend disbursing agent of the Funds. Nvest Services Company is located at 399 Boylston Street, Boston, Massachusetts 02116. Nvest Companies owns the entire limited partnership interest in each of NEFM and the Distributor. Nvest Services Company has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to State Street Bank and Trust Company (see "Custodial Arrangements".) Nvest Services Company, Inc. will also do business as Nvest Services Company, Nvest Services Co. and New England Funds Service Company.

         Nvest Companies' managing general partner, Nvest Corporation, is a wholly-owned subsidiary of MetLife New England Holdings, Inc., which in turn is a wholly-owned subsidiary of MetLife. MetLife owns directly 46% (and in the aggregate, directly and indirectly, 47%) of the outstanding limited partnership interests in Nvest Companies. Nvest Companies' advising general partner, Nvest, L.P., is a publicly-traded company listed on the New York Stock Exchange. Nvest Corporation is the sole general partner of Nvest, L.P. Nvest Companies' 14 principal subsidiary or affiliated asset management firms, collectively, had more than $____ billion of assets under management as of June 30, 1999.

         Back Bay Advisors, formed in 1986, is a limited partnership whose sole general partner, BBAI, is a wholly-owned subsidiary of Nvest Holdings. Nvest Companies owns the entire limited partnership interest in Back Bay Advisors. Back Bay Advisors specializes in fixed-income management and provides investment management services to institutional clients, including other registered investment companies and accounts of New England Financial and its affiliates.

         Each Fund pays all expenses not borne by NEFM or Back Bay Advisors including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Funds and the Trusts' independent trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of each of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies. Each Fund also pays NEFM for certain legal and accounting services provided to the Fund by NEFM.

         Each Fund's Advisory Agreement and Subadvisory Agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the relevant Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each Fund has received an exemptive order from the Securities and Exchange Commission which permits NEFM to amend or continue existing subadvisory agreements without shareholder approval when approved by the Fund's Board of Trustees. The exemption also permits NEFM to enter into new subadvisory agreements with subadvisers that are not affiliated with NEFM, if approved by the Fund's Board of Trustees. Shareholders will be notified of any subadviser changes. Each Advisory Agreement and Subadvisory Agreement may be terminated without penalty by vote of the Board of Trustees of the relevant Trust or by vote of a majority of the outstanding voting securities of the relevant Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment. Each Subadvisory Agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related Advisory Agreement. In addition, each Advisory Agreement will automatically terminate if the Trust or the Fund shall at any time be required by the Distributor to eliminate all reference to the words "New England" or the letters "NEFM" in the name of the relevant Trust or the relevant Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the relevant Fund and by a majority of the trustees who are not interested persons of the relevant Trust or the Fund's adviser or subadviser.

         Each Fund's Advisory Agreement and Subadvisory Agreement provides that NEFM or Back Bay Advisors shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Certain officers and employees of Back Bay Advisors have responsibility for portfolio management of other advisory accounts and clients of Back Bay Advisors (including other registered investment companies and accounts of affiliates of Back Bay Advisors) that may invest in securities in which the Funds also invest. If Back Bay Advisors determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Back Bay Advisors to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Back Bay Advisors will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Back Bay Advisors' policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Funds to participate in larger volume transactions in this manner will in some cases produce better executions for the Funds. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to a Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Back Bay Advisors as subadviser to each of the Funds outweigh the disadvantages, if any, that may result from participating in such transactions.


Distribution Agreement


         Under separate agreements with each Fund, the Distributor, 399 Boylston Street, Boston, Massachusetts 02116, acts as the distributor of each class of the Funds' shares, which are sold at net asset value without any sales charge. The Distributor receives no compensation from the Funds or purchasers of Fund shares for acting as distributor. The agreements do not obligate the Distributor to sell a specific number of shares. Under the agreements, the Distributor pays promotion and distribution expenses relating to the sale of Fund shares, including the cost of preparing, printing and distributing prospectuses used in offering shares of the Funds for sale. Each Fund pays the cost of registering and qualifying its shares under state and federal securities laws.


         The Distributor pays investment dealers a service fee in order to compensate them for services they provide and expenses they incur in connection with the establishment or maintenance of shareholder accounts in the Funds. The service fee is paid quarterly at an annual rate equal to 0.10% of average Fund net assets, including reinvested dividends, in accounts serviced by the investment dealer during the year. In order to receive a fee for a particular quarter, the investment dealer's clients' average daily net asset balance in a Fund must equal or exceed $1 million. The Distributor pays the service fee; the fee is not a direct or indirect expense of the Funds or their shareholders and does not affect the Funds' yields.

         The Distributor controls the words "New England" in the names of the Trusts and the Funds and if it should cease to be the distributor, New England Cash Management Trust, New England Tax Exempt Money Market Trust or the affected Fund may be required to change their names and delete these words or letters. The Distributor also acts as general distributor for New England Funds Trust I, New England Trust II and New England Funds Trust III.

         The Distributor may publish information about the Funds in the media described in Appendix D and may include information in advertising and sales literature as described in Appendix E.

Independent Accountants


         The Funds' independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. The independent accountants conduct an annual audit of the Funds' financial statements, assist in the preparation of the Funds' federal and state income tax returns and consult with the Funds as to matters of accounting and federal and state income taxation. The information concerning financial highlights in the Prospectuses, and the financial statements contained in the Funds' annual reports for the year ended June 30, 1999 and incorporated by reference in this Statement, have been so included in reliance on the reports of the Funds' independent accountants, given on the authority of said firm as experts in auditing and accounting.


Custodian


         State Street Bank and Trust Company ("State Street Bank"), 225 Franklin Street, Boston, Massachusetts 02110, is the custodian for each Fund. As such, State Street Bank holds in safekeeping certificated securities and cash belonging to each Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to each Fund. Upon instruction, State Street Bank receives and delivers cash and securities in connection with transactions of each Fund and collects all dividends and other distributions made with respect to each Fund's portfolio securities. State Street Bank also maintains certain accounts and records of the Funds and calculates the total net asset value, total net income and net asset value per share of the Funds on a daily basis. State Street Bank does not determine the investment policies of the Funds or decide which securities a Fund will buy or sell.


Other Services


         Pursuant to a contract between the Funds and Nvest Services Company, Nvest Services Company acts as shareholder servicing and transfer agent for the Funds and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Funds' shares. The Funds pay a per account fee to Nvest Services Company for these services in the amount of $22.00, annually, which may be increased with the approval of each Trust's Board of Trustees. The aggregate amount of fees paid by the Funds to Nvest Services Company for these services during the three most recent fiscal years of the Funds were as follows:

            Fund                               Fiscal Year Ended June 30,
            ----                               --------------------------
                                          1997             1998            1999
                                          ----             ----            ----
Cash Management Trust - Money
  Market Series                        $1,743,823       $1,685,387
Tax Exempt Money Market Trust          $   75,898       $   73,566

         Nvest Services Company has subcontracted with State Street Bank for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, Nvest Services Company pays BFDS a monthly per account fee of $_____.

         In addition, during the fiscal year ended June 30, 1999, Nvest Services Company performed certain accounting and administrative services for the Funds. Each Fund reimbursed Nvest Services Company for all or part of Nvest Service Company's expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities.

         During the fiscal year ended June 30, 1999, Nvest Services Company received legal and accounting services fees paid by the Cash Management Trust - Money Market Series and Tax Exempt Money Market Trust in the amounts of $_______ and $_______, respectively.

YEAR 2000 PROBLEM

         The investment management services provided to each Fund by the adviser and each subadviser and the services provided to shareholders by Nvest Services Company depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. This failure could have a negative impact on a Fund's operations, including the handling of securities trades, pricing and account services. NEFM, Back Bay Advisors and Nvest Services Company have advised each Fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, NEFM has been advised by the Funds' custodian, transfer agent and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that NEFM, Back Bay Advisors, Nvest Services Company or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair Fund services at that time. In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by then adequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as wide-spread or as affecting trading markets.


-------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
-------------------------------------------------------------------------------

In General


         In placing orders for the purchase and sale of portfolio securities for each Fund, Back Bay Advisors will always seek the best price and execution. It is expected that the Funds' portfolio transactions will generally be with issuers or dealers in money market instruments acting as principal. Accordingly, the Funds do not anticipate that they will pay significant brokerage commissions. During the year ended June 30, 1999, the Funds did not incur any brokerage fees in connection with portfolio transactions.

         Some of the portfolio transactions for each Fund are placed with dealers who provide Back Bay Advisors with supplementary investment and statistical information or furnish market quotations to the Funds or other investment companies advised by Back Bay Advisors. The business would not be so placed if the Funds would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these research services, they may, to the extent used, tend to reduce the expenses of Back Bay Advisors. The research services may also be used by Back Bay Advisors in connection with its other advisory accounts and in some cases may not be used with respect to the Funds.

         The Board of Trustees of each Trust has requested that Back Bay Advisors seek to reduce underwriting commissions or similar fees on Fund portfolio transactions through certain methods currently available. It is not expected that these methods will result in material reductions. The Boards have not requested that Back Bay Advisors or its affiliates attempt to join underwriting syndicates to reduce underwriting commissions or fees.

Tax Exempt Money Market Trust

         It is expected that the Tax Exempt Money Market Trust's portfolio securities will normally be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price.


--------------------------------------------------------------------------------
                                   PERFORMANCE
--------------------------------------------------------------------------------

         From time to time, the Funds may use performance data in advertisements and promotional material. These results may include comparisons to the average daily yields of money market funds reporting to IBC/Donoghue's Money Fund Report ("Donoghue's"), including comparisons of such average yields for funds considered by Donoghue's to be in the same category as each of the Funds. See "Net Income, Dividends and Valuation" below for an explanation of how the Funds calculate yield and "effective" (or "compound") yield.


         The Distributor may make reference in its advertising and sales literature to awards, citations and honor bestowed on it by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the Distributor's selection, including, but not limited to, the scores and categories in which the Distributor excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Distributor competed for the award, honor or citation.

         The Funds' advertising and sales literature may refer to historical, current and prospective political, social, economic and financial trends and developments that affect domestic and international investment as it relates to any of the New England Funds. The Funds' advertising and sales literature may include historical and current performance and total returns of investment alternatives to the New England Funds. Articles, releases, advertising and literature may discuss the range of services offered by the Trusts, the Distributor, and the transfer agent of the Funds, with respect to investing in shares of the Funds and customer service. Such materials may discuss the multiple classes of shares available through the Trusts and their features and benefits, including the details of the pricing structure.

         The Distributor may publish, allude to or incorporate in its advertising and sales literature testimonials from shareholders, clients, brokers who sell or own shares, broker-dealers, industry organizations and officials and other members of the public, including, but not limited to, fund performance, features and attributes, or service and assistance provided by departments within the organization, employees or associates of the Distributor.

         The Funds may enter into arrangements with banks exempted from broker-dealer registration under the Securities Exchange Act of 1934. Advertising and sales literature developed to publicize such arrangements will explain the relationship of such bank to the New England Funds and the Distributor as well as the services provided by the bank relative to the Funds. The material may identify the bank by name and discuss the history of the bank including, but not limited to, the type of bank, its asset size, the nature of its business and services and its status and standing in the industry.

         In addition, sales literature may be published concerning topics of general investor interest for the benefit of registered representatives and the Funds' prospective shareholders. These materials may include, but are not limited to, discussions of college planning, retirement planning and reasons for investing and historical examples of the investment performance of various classes of securities, securities markets and indices.

         From inception of each Fund (Class A shares) or date of first offering (Class B, Class C and Class Y shares) through each of the dates set forth below, an investment of $10,000 in each Fund grew, assuming the reinvestment of all dividends, to the respective amounts set forth below. The periods covered included periods of widely fluctuating interest rates and should not necessarily be considered representative of performance of an investment in a Fund today.


            New England Cash Management Trust -- Money Market Series
                         ($10,000 investment on 7/10/78)
                                (Class A Shares)


                         Value of
                        Investment
                         on First          Value of Cumulative
   Period Ended        Day of Period       Reinvested Dividends      Total Value
   ------------        -------------       --------------------      -----------
     12/31/78             $10,000                 $ 385                $10,385
     12/31/79              10,385                  1,504                11,504
     12/31/80              11,504                  2,971                12,971
     12/31/81              12,971                  5,194                15,194
     12/31/82              15,194                  7,156                17,156
     12/31/83              17,156                  8,680                18,680
     12/31/84              18,680                 10,628                20,628
     12/31/85              20,628                 12,259                22,259
     12/31/86              22,259                 13,676                23,676
     12/31/87              23,675                 15,110                25,110
     12/31/88              25,110                 16,915                26,915
     12/31/89              26,915                 19,320                29,320
     12/31/90              29,320                 21,638                31,638
     12/31/91              31,638                 23,499                33,499
     12/31/92              33,499                 24,655                34,655
     12/31/93              34,655                 25,536                35,536
     06/30/94              35,536                 26,036                36,036
     06/30/95              36,036                 27,761                37,761
     06/30/96              37,761                 29,628                39,628
     06/30/97              39,628                 31,518                41,518
     06/30/98              41,518                 33,588                43,588
     06/30/99


            New England Cash Management Trust -- Money Market Series
                         ($10,000 investment on 9/13/93)
                                (Class B Shares)


                         Value of
                        Investment
                         on First          Value of Cumulative
   Period Ended        Day of Period       Reinvested Dividends      Total Value
   ------------        -------------       --------------------      -----------
     12/31/93              $10,000                $   74               $10,074
     06/30/94               10,074                   216                10,216
     06/30/95               10,216                   705                10,705
     06/30/96               10,705                 1,234                11,234
     06/30/97               11,234                 1,770                11,770
     06/30/98               11,770                 2,358                12,358
     06/30/99

            New England Cash Management Trust -- Money Market Series
                       ($10,000 investment on May 1, 1998)
                                (Class C Shares)

                         Value of
                        Investment
                         on First          Value of Cumulative
   Period Ended        Day of Period       Reinvested Dividends      Total Value
   ------------        -------------       --------------------      -----------
     06/30/98              $ 10,000               $ 165                $10,165
     06/30/99

            New England Cash Management Trust -- Money Market Series
                    ($10,000 investment on January 23, 1998)
                                (Class Y Shares)

                         Value of
                        Investment
                         on First          Value of Cumulative
   Period Ended        Day of Period       Reinvested Dividends      Total Value
   ------------        -------------       --------------------      -----------
     06/30/98              $ 10,000               $ 169                $10,169
     06/30/99

                    New England Tax Exempt Money Market Trust
                         ($10,000 investment on 4/21/83)
                                (Class A Shares)

                         Value of
                        Investment
                         on First          Value of Cumulative
   Period Ended        Day of Period       Reinvested Dividends      Total Value
   ------------        -------------       --------------------      -----------
     12/31/83              $10,000                $  371               $10,371
     12/31/84               10,371                   984                10,984
     12/31/85               10,984                 1,543                11,543
     12/31/86               11,543                 2,043                12,043
     12/31/87               12,043                 2,531                12,531
     12/31/88               12,531                 3,134                13,134
     12/31/89               13,134                 3,899                13,899
     12/31/90               13,899                 4,660                14,660
     12/31/91               14,660                 5,268                15,268
     12/31/92               15,268                 5,667                15,667
     12/31/93               15,667                 5,979                15,979
     06/30/94               15,979                 6,153                16,153
     06/30/95               16,153                 6,667                16,667
     06/30/96               16,667                 7,220                17,220
     06/30/97               17,220                 7,771                17,771
     06/30/98               17,771                 8,353                18,353
     06/30/99


                    New England Tax Exempt Money Market Trust
                         ($10,000 investment on 9/13/93)
                                (Class B Shares)


                         Value of
                        Investment
                         on First          Value of Cumulative
   Period Ended        Day of Period       Reinvested Dividends      Total Value
   ------------        -------------       --------------------      -----------

     12/31/93              $10,000                $  60                $10,060
     06/30/94               10,060                  170                 10,170
     06/30/95               10,170                  493                 10,493
     06/30/96               10,493                  841                 10,841
     06/30/97               10,841                1,188                 11,188
     06/30/98               11,188                1,555                 11,555
     06/30/99


--------------------------------------------------------------------------------
                DESCRIPTION OF THE FUNDS AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------


         New England Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 5, 1980. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as NEL Cash Management Account, Inc. then had. The Cash Management Trust - Money Market Series is the only series of New England Cash Management Trust currently in existence. The Fund has four classes of shares available for purchase.


         New England Tax Exempt Money Market Trust was organized as a Massachusetts business trust under the laws of Massachusetts by a Declaration of Trust dated January 18, 1983, and commenced operations on April 21, 1983. Only one series of shares of New England Tax Exempt Money Market Trust is currently in existence; it has two classes of shares available for purchase.


         Class A, B and C shares of the Cash Management Trust - Money Market Series and Class A and B shares of the Tax Exempt Money Market Trust are identical except that the classes have different exchange privileges, as set forth in detail in the Prospectus. Class Y shares of the Cash Management Trust - Money Market Series are offered only to certain qualified investors and have different exchange privileges, as set forth in detail in the Prospectus. Class Y shares bear their own transfer agency and/or prospectus printing costs and do not bear any portion of those relating to other classes of shares. The Class A, Class B, Class C and Class Y structure could be terminated should certain Internal Revenue Service rulings be rescinded.

         The Declarations of Trust currently permit the relevant trustees to issue an unlimited number of full and fractional shares of each Fund. Each Fund is represented by a particular series of shares. The Declarations of Trust further permit each Trust's trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the trustees may determine. When you invest in a Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive annual or quarterly dividends as determined by the respective Trust's Board of Trustees and to cast a vote for each share you own at stockholder meetings. The shares of each Fund have no pre-emptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Fund or otherwise, shareholders of each series of shares are entitled to share pro rata in the net assets belonging to that series then available for distribution to such shareholders. The Declarations of Trust also permit the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         If a Trust were to issue shares of more than one series, the assets received by each series of the Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each series are segregated and are charged with the expenses in respect of that series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of both series.

         The Declarations of Trust also permit each Trust's Board of Trustees, without shareholder approval, to subdivide any series or class of shares into various sub-series or sub-classes participating in the same portfolio with such dividend preferences and other rights as the trustees may designate. While the each Trust's Board of Trustees have no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. Each Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more series or classes. At such time as the trustees of the Trusts create another series, the Trusts would become a "series" company as that term is used in Section 18(f) of the 1940 Act.

         The Declarations of Trust provide for the perpetual existence of the Trusts. Either Trust or any Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected. Similarly, any class within a Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. While each Declaration of Trust further provides that the Board of Trustees may also terminate the relevant Trust upon written notice to its shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

Voting Rights

         Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent described below) in the election of trustees and the termination of the Funds and on other matters submitted to the vote of shareholders.

         The Declaration of Trust for each Trust provides that, on any matter submitted to a vote of all Trust shareholders, all of a Trust's shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that in accordance with the 1940 Act (i) each Trust will hold a meeting of its shareholders for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, trustees of the Tax Exempt Money Market Trust may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Fund's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value of $25,000 or constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Tax Exempt Money Market Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).


         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.


         No amendment may be made to the Declarations of Trust without the affirmative vote of a majority of the outstanding shares of the applicable Trust except (i) to change the name of the Trust or a series thereof or to cure technical problems in the Declaration of Trust, (ii) to establish and designate new series or classes of shares, and (iii) to establish, designate or modify new and existing series or classes of shares or modify other provisions relating to Trust shares in response to applicable laws or regulations, or, in the case of the Tax Exempt Money Market Trust, in order to convert the Fund into a "series" company. If one or more new series of either Trust is established and designated by the trustees, the shareholders having beneficial interests in the Funds described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Funds.

Shareholder and Trustee Liability


         Under Massachusetts law, a Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of a Fund and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by a Trust or its trustees. The Declarations of Trust provide for indemnification out of the assets of a Fund for all loss and expense of any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.


         The Declarations of Trust further provide that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of each Trust provide for indemnification by the Trust of the trustees and the officers of such Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Each Trust offers only its own Funds' shares for sale, but it is possible that a Trust might become liable for any misstatements in the Prospectus that relate to another Trust. The trustees of each Trust have considered this potential liability and approved the use of the combined Prospectus for Funds of both Trusts.

Ownership Of Shares

         As of August 1, 1999, there were ___________ shares of the Cash Management Trust - Money Market Series and ___________ shares of the Tax Exempt Money Market Trust issued and outstanding. Two accounts registered to Raymond James & Associates Inc. FAO Appreciated Investment Management Inc., Fort Wayne IN. 46804-1010 and Della Pollock, Pierceton, IN 46562-0464 owned 267,094 Class C shares, about 20.35%, and 192,407 Class C shares, about 14.66%, respectively, of the Cash Management Trust - Money Market Series. One account registered to National Financial Services Corp. for the Exclusive Benefit of our Customers, PO Box 3752, Church St. Station, New York, New York 10008-3752 owned 110,148,657, about 99.95%, of the Class Y shares of the Cash Management Trust - Money Market Series. One account registered to National Financial Services Corp. for the Exclusive Benefit of our Customers, PO Box 3752, Church St. Station, New York, New York 10008-3752 owned 13,289,972, about 18.46%, of the Class A shares of the Tax Exempt Money Market Trust. Seven accounts registered to Ruth L. Graff, Trustee of the Ruth L. Graff Trust, 17 Raven Lane, Gloucester, MA 01930-4177, Samuel J. Weldler and Donya Weldler Jt. Ten, 5725 N. Bernard St., Chicago, IL 60659-3411, Joseph Defoto, 13240 Chalon Road, West Los Angeles, CA 90049-1213,
M. Theresa Dempsey and Matthew P. Dempsey, Jt. Ten, 4126 Jora Lane, Cincinnati, OH, 45209-1407, Judith A. Gizara, 56 Old Country Road, Mason, NH 03048-4308, Roy
S. Takaki and Gail M. Takaki, Jt. Ten, 7275 Nohili St., Honolulu, HI 96825-2249 and Nelldeane Price and Lilly G Woodall, Jt. Ten 1513 Oxmoor Road, Birmingham, AL 35209-3907 owned 42,759 Class B shares, about 23.00%, 28,048 Class B shares, about 15.09%, 26,001 Class B shares, about 13.99%, 17,345 Class B shares, about 9.33%, 16,162 Class B shares, about 8.71%, 11,091 Class B shares, about 5.97% and 10,518 Class B shares, about 5.66%, of Tax Exempt Money Market Trust.

                                 [TO BE UPDATED]

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

         The procedures for purchasing shares of the Funds are summarized in the Prospectus. All purchases made by check should be drawn on U.S. banks and payable in U.S. dollars and made payable to New England Funds, or, in the case of a retirement account, the custodian or trustee. Shares of each Fund are offered for sale continuously at their respective net asset values, which the Funds seek to maintain at a constant $1 per share. See "Net Income, Dividends and Valuation" in this Statement. There is no sales charge to purchase the Funds' shares. The minimum initial investment is $2,500, with a $100 minimum for subsequent investments. There are reduced initial investment minimums for certain investments described below under "Shareholder Services."

         Shares may also be purchased either in writing, by phone, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectuses through firms that are members of the National Association of Securities Dealers, Inc. and that have selling agreements with the Distributor. You may also use New England Funds Personal Access Line(TM) (800-225-5478, press 1) or New England Funds Web site (www.mutualfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.

         A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has a completed, approved ACH application on file. Banks may charge a fee for transmitting funds by wire. With respect to shares purchased by federal funds, shareholders should bear in mind that wire transfers may take two or more hours to complete.

         If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.


--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

Open Accounts


         Except for investors who own shares through certain broker "street name" or retirement plan arrangements, each shareholder's investment is automatically credited to a separate open account maintained for the shareholder by State Street Bank, and the shareholder will receive a monthly statement disclosing the current balance of shares owned in the shareholder's account and the details of all transactions in that account during the month; however, if there were no transactions other than dividend declarations during a month, the shareholder will receive a quarterly statement instead of a monthly statement. After the close of each calendar year, State Street Bank will send the shareholder a statement for each of his or her accounts providing federal tax information on dividends and distributions paid during the year including information as to that percentage, if any, of Tax Exempt Money Market Trust dividends that are not exempt from federal income taxation. Shareholders should retain this as a permanent record. Nvest Services Company reserves the right to charge a fee for providing duplicate information.

         The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B or Class C shares.

         The costs of maintaining the open account system are paid by the Funds and no direct charges are made to shareholders. Although the Funds have no present intention of making such direct charges to shareholders, they each reserve the right to do so. Shareholders will receive prior notice before any such charges are made.

Automatic Investment Plans (Class A, B and C shares)

         Subject to each Fund's investor eligibility requirements, investors may automatically invest in additional shares of a Fund on a monthly basis by authorizing the Distributor to draw checks on an investor's bank account. The checks are drawn under the Investment Builder Program, a program designed to facilitate such periodic payments, and are forwarded to Nvest Services Company for investment in the Fund. A plan may be opened with an initial investment of $100 or more and thereafter regular monthly checks of $100 or more will be drawn on the investor's account. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. An Investment Builder application must be completed to open an automatic investment plan. An application may be found in the Prospectus or may be obtained by calling the Distributor at 800-225-5478 or your investment dealer.

         This program is voluntary and may be terminated at any time by Nvest Services Company upon notice to existing plan participants.

         The Investment Builder Program plan may be discontinued at any time by the investor by written notice to Nvest Services Company, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any check is not paid upon presentation; or by written notice to you at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check.

Retirement Plans Offering Tax Benefits - Cash Management Trust - Money Market Series (Class A, B and C shares)

         The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Cash Management Trust
- Money Market Series with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations (403(b) plans).

         Initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans, IRAs and Keogh plans and $100 for subsequent investments. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for 401(k), SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions will be automatically reinvested (unless the investor is age 59 1/2 or disabled). Plan documents can be obtained from the Distributor.


         An investor should consult a competent tax or other adviser as to the suitability of either Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974 and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.


Systematic Withdrawal Plans (Class A, B and C shares)

         An investor owning shares having a value of $5,000 or more in any Fund may establish a Systematic Withdrawal Plan providing for periodic payments of a fixed or variable amount. There is no minimum account size where payments are made directly to New England Financial or the Distributor. There is no charge for this service, and an investor may terminate his or her plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. Please consult your investment dealer or the Distributor.

         Under a Systematic Withdrawal Plan, shareholders may elect to receive or direct payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) a specified percentage of an account's market value or (2) a specified number of years for liquidating an account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). Under a variable payment option, the initial payment from an account for each Fund must be $50 or more. In addition, shareholders who have purchased insurance or annuity products of New England Financial may elect to have amounts withdrawn from a Fund monthly to pay the necessary premiums. Withdrawals may be paid to a person other than the shareholder if a signature guarantee is provided. On Systematic Withdrawal Plans for accounts subject to a contingent deferred sales charge ("CDSC"), the redemption of shares will not be subject to a CDSC if the amount or percentage you specify does not exceed, on an annualized basis, 10% of the value of your account with the Fund (based on the day you established your Plan). In the case of Class A and B shares not subject to a CDSC, there is no limit on the percentage of an account that may be redeemed. Please consult your investment dealer or New England Funds for additional information.


         No share certificates will be issued for an account that is subject to a Systematic Withdrawal Plan. Income dividends and capital gain distributions will be reinvested.

         Since Systematic Withdrawal Plan payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the initial investment, particularly in the event of a period of low earnings. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Funds and New England Funds make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan. See "Redemptions" and "Tax Status," below, for certain information as to federal income taxes. New England Funds may modify or terminate this program at any time.


         Because of statutory restrictions this plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee.

Dividend Diversification Program

         You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of a New England Fund or Money Market Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus an applicable sales charge or CDSC) on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other New England Fund or Money Market Fund, you must obtain and carefully read a copy of that Fund's Prospectus.


Exchange Privilege


         Class A shares of a Fund may be exchanged for shares of Class A, B or C of the other Money Market Fund (if available) and Class B shares of a Fund may be exchanged for Class B shares of the other Money Market Fund without a sales charge or CDSC, subject to the investor eligibility requirements of the Fund into which you are exchanging. Shareholders may also exchange their shares in the Money Market Funds for shares of the same class of any other New England Fund listed below, subject to those funds' eligibility requirements and sales charges. Class A shares of a Money Market Fund may also be exchanged for Class C shares of a New England Fund, subject to the applicable sales charge. If you own Class Y shares, you may exchange those shares for Class Y shares of the Cash Management Trust - Money Market Series. These options are summarized in the Prospectus.

         Shareholders of any of the New England Funds may exchange all or any portion of their shares (including the proceeds of shares of the other funds redeemed within 120 days before the exchange) for shares of the same class of the Money Market Funds. However, Class A, Class B or Class C shares of a Money Market Fund acquired by exchange either from the New England Funds or the other Money Market Fund will be subject to a CDSC if, and to the extent as, the shares exchanged were subject to a CDSC. Such exchanges may be made by telephoning or writing New England Funds or certain investment dealers. An exchange of the Class B shares of the New England Funds into Class B shares of a Money Market Fund stops the aging period for purposes of determining the CDSC and conversion to Class A, and the aging resumes only when an exchange is made back into a New England Fund.

         Class C shares of a Fund may be exchanged for Class C shares of any of the New England Funds which offer Class C shares on the basis of relative net asset value, subject to the CDSC schedule of the New England Fund acquired. For purpose of computing the CDSC payable upon redemption of shares acquired by such exchange, the holding period of any New England Fund Class C shares that were exchanged for Class C shares of the Fund is included, but the holding period of the Class C shares of the Fund is not included.

         Shares of any Fund acquired through an exchange from the New England Funds listed below may be re-exchanged for shares of the same class of those New England Funds. Any such exchange will be based on the respective current net asset values of the shares involved and no sales charge will be imposed (unless you exchanged into a Money Market Fund from Class A shares of the New England Intermediate Tax Free Fund of California that you held for less than 6 months, which would subject you to pay the difference between the sales charge previously paid on your California Fund shares and the sales charge currently imposed on other New England Fund shares). Shareholders making such exchanges must provide New England Funds with sufficient information to permit verification of their prior ownership of shares.

         An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Funds or Nvest Services Company at 800-225-5478 or (2) a written request to the Funds or Nvest Services Company, P.O. Box 8551, Boston, MA 02266-8551. In any event, a current prospectus of the fund whose shares will be received must be delivered to the shareholder before the transaction can be completed. The minimum amount for an exchange is $1,000.

         Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days advance notice of any material change to the exchange privilege.

Automatic Exchange Plan (Class A, B and C shares)

         Shareholders may establish an Automatic Exchange Plan under which shares are automatically redeemed each month and immediately reinvested in shares of the same class of one or more of the New England Funds listed below, subject to the investor eligibility requirement of that other fund and the exchange rules regarding Class A, Class B and Class C above. Also, proceeds of automatic redemptions of Class A shares of the Funds may be reinvested in Class C shares of those New England Funds' Stock or Bond Funds that offer Class C shares. Registrations on all accounts must be identical. The two dates each month on which exchanges may be made are the 15th or 28th (or the first business day thereafter if the 15th or the 28th are not business days) and are made until the account is exhausted or until Nvest Services Company is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more from any Fund. A sales charge will be imposed on such exchanges unless the shares being exchanged were previously acquired through an exchange from one of the New England Funds listed below. Complete the account application or the Service Options Form available from Nvest Services Company or your financial representative to establish an Automatic Exchange Plan.


         Every exchange constitutes a sale of fund shares for federal income tax purposes, on which an investor may realize a long- or short-term capital gain or loss.


The New England Funds and their investment objectives are as follows:


STOCK FUNDS:

         NEW ENGLAND GROWTH FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy.

         NEW ENGLAND CAPITAL GROWTH FUND seeks long-term growth of capital.

         NEW ENGLAND VALUE FUND seeks a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities.


         NEW ENGLAND BALANCED FUND seeks a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income.

         NEW ENGLAND GROWTH AND INCOME FUND (FORMERLY NEW ENGLAND GROWTH OPPORTUNITIES FUND) seeks opportunities for long-term growth of capital and income.


         NEW ENGLAND INTERNATIONAL EQUITY FUND seeks total return from long-term growth of capital and dividend income primarily through investment in a diversified portfolio of marketable international equity securities.

         NEW ENGLAND STAR ADVISERS FUND seeks long-term growth of capital.

         NEW ENGLAND STAR WORLDWIDE FUND seeks long-term growth of capital.

         NEW ENGLAND STAR SMALL CAP FUND seeks capital appreciation.

         NEW ENGLAND EQUITY INCOME FUND seeks current income and capital growth.

         NEW ENGLAND BULLSEYE FUND seeks long-term growth of capital.

BOND FUNDS:


         NEW ENGLAND GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. government securities and engaging in transactions involving related options, futures and options on futures.


         NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND seeks a high current return consistent with preservation of capital.


         NEW ENGLAND SHORT TERM CORPORATE INCOME FUND seeks a high level of current income consistent with preservation of capital.


         NEW ENGLAND STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.


         NEW ENGLAND BOND INCOME FUND seeks a high level of current income consistent with what the Fund considers reasonable risk.


         NEW ENGLAND HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.


         NEW ENGLAND MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

         NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as the Fund's subadviser believes is consistent with preservation of capital.


         NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA seeks as high a level of current income exempt from federal income tax and its state personal income tax as is consistent with preservation of capital.


ACCESS SHARES (CURRENTLY NOT OFFERED TO THE PUBLIC):

         NEW ENGLAND CORE EQUITY FUND seeks long-term capital appreciation by investing all or substantially all of its assets in The Oakmark Fund.

         NEW ENGLAND STOCK AND BOND FUND seeks high current income as well as preservation and growth of capital by investing all or substantially all of its assets in The Oakmark Equity and Income Fund.

         NEW ENGLAND SELECT FUND seeks long-term capital appreciation by investing all or substantially all of its assets in The Oakmark Select Fund.

         NEW ENGLAND SMALL CAP VALUE FUND seeks long-term capital appreciation by investing all or substantially all of its assets in The Oakmark Small Cap Fund.

         NEW ENGLAND SMALL CAP GROWTH FUND seeks long-term capital growth by investing all or substantially all of its assets in the Loomis Sayles Small Cap Growth Fund.

         NEW ENGLAND TOTAL RETURN BOND FUND seeks high total investment return through a combination of current income and capital appreciation by investing all or substantially all of its assets in the Loomis Sayles Bond Fund.

As of June 30, 1999, the net assets of the New England Funds and the Money Market Funds totaled over $___ billion.

Nvest Portfolio Reporting Option ("NvestPRO")

         Fund Shareholders who are clients of broker-dealers that have entered into an agreement with New England Funds and the Distributor, and have total net assets of $50,000 or more may be eligible to receive NvestPRO Quarterly Reports in addition to their standard New England Funds quarterly statements. Eligible clients are defined as clients with a portfolio of regular and IRA accounts that are assigned to the same social security number having a minimum account value of: (i) $50,000 in the case of a new account or (ii) $100,000 in the case of an existing account. NvestPRO Quarterly Reports include graphic performance illustrations and are designed to provide investors with individualized performance information on their New England Funds holdings. Individualized performance illustrated in the NvestPRO reports is determined from the first date of participation in the NvestPRO product, not the account open date.

         Clients who elect to participate in the NvestPRO program are also offered access to an asset allocation questionnaire that is designed to assist them and their registered representative in choosing an initial portfolio of New England Funds based on their financial profile, objectives, and risk tolerance. This is not an actively managed asset allocation program as described in Rule 3a-4 of the 1940 Act. The Distributor will charge a fee for this product (currently $35 annually per account), and has the right to determine account minimums for participation in the product.

Self-Servicing Your Account with New England Funds Personal Access Line(TM) and Web site

         New England Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.mutualfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. New England Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification (PIN) numbers. In addition, you may restrict these privileges from your account by calling New England Funds at 800-225-5478, or writing to us at P.O. Box 8551, Boston, MA 02116. More information regarding these features may be found on our Web site at www.mutualfunds.com.

Investor activity through these mediums is subject to the terms and conditions outlined in the following NEW ENGLAND FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT. This agreement is also posted on our Web site. The initiation of any activity through the New England Funds Personal Access Line(TM), or Web site at WWW.MUTUALFUNDS.COM by an investor shall indicate agreement with the following terms and conditions:

           NEW ENGLAND FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE NEW ENGLAND FUNDS PERSONAL ACCESS LINE(TM) (PAL).

You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

You agree that New England Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

New England Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and New England Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly New England Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While New England Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify New England Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

Any costs incurred in connection with the use of the New England Funds Personal Access Line(TM) or the New England Funds Internet site including telephone line costs, and Internet service provider costs are solely your responsibility. Similarly New England Funds makes no warranties concerning the availability of Internet services, or network availability.

New England Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

You have the ability to restrict internet AND Telephonic access to your accounts by notifying New England Funds of your desire to do so.

Written notifications to New England Funds should be sent to:

         New England Funds
         PO Box 8551
         Boston, MA  02266-8551

Notification may also be made by calling 800-225-5478 during normal business hours.


--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------


         The procedures for redemption of Fund shares are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed in certain instances upon the redemption of Fund shares that were acquired through an exchange of shares of the New England Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. Any applicable CDSC will be calculated in the manner described in the relevant prospectus of the New England Funds and the related Statement of Additional Information.

         Signatures on redemption requests must be guaranteed by an "Eligible Guarantor Institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If you select the telephone redemption service in the manner described in the next paragraph, shares of a Fund may be redeemed by calling toll free 800-225-5478. A wire fee, currently $5.00, will be deducted from the proceeds. Telephone redemption requests must be received by the close of regular trading on the NYSE. Requests made after that time or on a day when the NYSE is not open for business cannot be accepted and a new request on a later day will be necessary. The proceeds of a telephone withdrawal will normally be sent on the first business day following receipt of a proper redemption request.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the new account application or must do so subsequently on the Service Options Form, available from Nvest Services Company or your investment dealer. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be sent. Any change in the bank account so designated may be made by furnishing to Nvest Services Company or your investment dealer a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Funds, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

         In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

         The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Funds reserve the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited less than fifteen days prior to the redemption request (unless the Fund is aware that the check has cleared).

         The Funds will normally redeem shares for cash; however, the Funds reserve the right to pay the redemption price wholly or partly in kind if the relevant Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of a Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the relevant Fund at the beginning of such period. The Funds do not currently intend to impose any redemption charge (other than the CDSC imposed by the Funds' distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See the sections "Net Income, Dividends and Valuation" and "Taxes" below.


--------------------------------------------------------------------------------
                       NET INCOME, DIVIDENDS AND VALUATION
--------------------------------------------------------------------------------

Determination of Net Income

         The net income of each Fund is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") on each day that the Exchange is open for trading. The Exchange is expected to be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Daily Dividends


         As described in the Prospectus, the net income of each Fund is declared as a dividend, at the closing of regular trading on the Exchange each day that the Exchange is open. Dividends will be paid in cash to the shareholder if the shareholder has notified State Street Bank in writing of the election on or before payable date. The net income for Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately preceding business day. Although the Funds do not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


Valuation of the Funds' Portfolio Investments

         The total net asset value of each Fund (the excess of the Fund's assets over its liabilities) is determined by State Street Bank as of the close of regular trading on the Exchange on each day the Exchange is open for trading. (See "Determination of Net Income.") The portfolio securities of each Fund are valued at their fair value as determined in good faith by the relevant Trust's Board of Trustees or persons acting at their direction. Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Expenses of each Fund are paid or accrued each day.

         Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of a Fund may at times be more or less than their market value.


         By using amortized cost valuation, the Funds seek to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of each Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between the net asset value per share of each Fund as determined by using available market quotations and its amortized cost price per share. Back Bay Advisors makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for any Fund, the relevant Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of that Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that each Fund will be able to maintain its net asset value at $1.00.


Determination of Yield

         Yield. Each Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing
(i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.


         Each Fund's yield for the seven days ended June 30, 1999 and effective yield based on such seven-day period were, respectively, ____% and ____% (Cash Management Trust - Money Market Series) and ____% and ____% (Tax Exempt Money Market Trust).

         Yield is calculated without regard to realized and unrealized gains and losses. The yield of each Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the applicable Fund may be for any future period. The Funds' yields are not guaranteed. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

         Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yield will vary. An investor's focus on the yield of a Fund to the exclusion of the consideration of the share price of that Fund may result in the investor's misunderstanding the total return he or she may derive from the Fund.

         Shareholders comparing a Fund's yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing each Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

         Taxable-Equivalent Yield. The Tax Exempt Money Market Trust may also advertise a taxable-equivalent yield or taxable-equivalent effective yield, calculated as described above, except that, for any given tax bracket, net investment income will be calculated using as gross investment income an amount equal to the sum of (i) any taxable income of the Fund plus (ii) the tax exempt income of the Fund divided by the difference between 1 and the effective federal income tax rate for taxpayers in that tax bracket.

                 Taxable-Equivalent Yield and Taxable-Equivalent
            Effective Yield for the 7 day period ended June 30, 1999

              7 day yield:                            ____%
              7 day effective:                        ____%


           Federal          Taxable-Equivalent       Taxable-Equivalent
           Tax Rate               Yield                Effective Yield
           --------               -----                ---------------
               15%                3.80%                     3.86%
               28%                4.49%                     4.56%
               31%                4.68%                     4.75%
               36%                5.05%                     5.13%
             39.6%                5.35%                     5.43%


Calculation of Total Return.

         Total return is a measure of the change in value of an investment in a Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. Each Fund may show each class's average annual total return for the one-year, five-year and ten-year periods (or for the life of the class, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Funds is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $10,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result for periods of less than one year. Total return may be stated with or without giving effect to any expense limitations in effect for a Fund. If a Fund presents returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.


--------------------------------------------------------------------------------
                               TAX-FREE INVESTING
--------------------------------------------------------------------------------

                                 [TO BE UPDATED]

         The table below compares taxable and tax-free yields, based on tax rates for 1998:


                                                      Federal
                                                      Marginal
 Taxable Income*                                        Tax            If Tax Exempt Yield Is
 ---------------------------------------------------    Rate      ---------------------------------------------------------
           Joint                    Single             (1998)          2%          3%           4%          5%          6%
          Return                    Return                                  Then the Equivalent Taxable Yield Would Be
 --------------------------------------------------------------------------------------------------------------------------
       $0 - $41,200              $0 - $24,650            15%         2.35%        3.53%       4.71%        5.88%      7.06%
     $41,201 - $99,600         $24,651 - $59,750         28%         2.78%        4.17%       5.56%        6.94%      8.33%
    $96,601 - $151,750        $59,751 - $124,650         31%         2.90%        4.35%       5.80%        7.25%      8.70%
    $151,751 - $271,050       $124,651 - $271,050        36%         3.13%        4.69%       6.25%        7.81%      9.38%
       over $271,050             over $271,050         39.6%         3.31%        4.97%       6.62%        8.28%      9.93%

         *  This amount represents taxable income as defined in the Code.


         The table above does not take into account the effect of state and local taxes, if any, or federal income taxes on social security benefits which may arise as a result of receiving tax exempt income.



--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

In General


         The tax status of the Funds and the distributions that each Fund may make are summarized in the section of the Prospectus entitled "Tax Consequences." Each Fund intends to qualify as a regulated investment company under the Code. This means that the Fund is not subject to federal income tax on net income and net realized capital gains distributed to shareholders provided it distributes annually substantially all its net investment income and net realized short-term capital gains.

         To avoid certain excise taxes, each Fund must distribute by December 31 each year virtually all of its ordinary income realized in that year, and any previously undistributed capital gains it realized in the twelve months ended on October 31 of that year. Certain dividends declared by a Fund in October, November or December but not actually received by you until January will be treated for federal tax purposes as though you had received them on December 31.

Cash Management Trust - Money Market Series


         It is not expected that the Fund will realize any long-term capital gains. However, to the extent that distributions of any net realized long-term capital gains are made to shareholders of the Fund, such gains are taxable to such shareholders as long-term capital gains, whether received in cash or additional shares and regardless of how long shareholders have held their shares. Such distributions are not eligible for the dividends received deduction for corporations.


         The Fund is required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if a Fund is notified that you have underreported income in the past or if you fail to certify to a Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Tax Exempt Money Market Trust

         The Fund intends to have at least 50% of its total assets invested in Municipal Securities at the close of each quarter of its taxable year so that dividends paid by the Fund which are derived from interest on Municipal Securities will be "exempt-interest dividends" within the meaning of the Code. Exempt-interest dividends may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. Dividends derived from income which is not exempt from federal income tax, including interest earned on investments in taxable money market securities or in repurchase agreements and any net short-term capital gains realized by the Fund, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Determination of the taxability status of dividends is made using the average annual method. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. The interest on certain types of Municipal Securities, known as "private activity" bonds, is an item of tax preference, subject to the federal alternative minimum tax with a maximum rate of 28%. The Fund has instituted procedures to avoid investment in "private activity" Municipal Securities in order to reduce the possibility that Fund dividends will constitute an item of tax preference. However, there can be no assurance that these procedures will be totally effective. The Fund intends to continue these procedures so long as it deems them necessary and prudent. Shareholders should be aware that, while these procedures are in effect, the Fund will not be able to invest in the full range of issues available in the Municipal Securities market. The Fund's investments in Municipal Securities that are subject to the federal alternative minimum tax, together with other investments the interest on which is subject to the alternative minimum tax, will not normally exceed 20% of Fund investments. See the Prospectus for information certain other limitations on the tax-exempt status of interest on Municipal Securities.

         The interest on Municipal Securities issued after August 15, 1986 is retroactively taxable from the date of issuance if the issuer does not comply with certain requirements concerning the use of bond proceeds and the application of earnings on bond proceeds.


         Net long-term capital gain distributions, if any, will be taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has held shares of the Fund.

         None of the Funds' dividends or distributions are expected to be eligible for the dividends-received deduction available to corporations.

         Under the Code, investors may not deduct interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends, such as the Fund. (See Section 265(4) of the Code.) Further, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds (see Appendix B) should consult their tax advisers before purchasing shares of the Fund.

         Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal income taxation of the Fund and the income tax consequences to its shareholders.


Both Funds


         The foregoing relates only to federal income taxation of individuals and corporations. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions and the tax consequences of retirement plans offering tax benefits. Information regarding the tax status of distributions made by the Funds will be sent to shareholders shortly after the end of each calendar year.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


         The Financial Statements of each of the Funds and the related reports of the independent accountants included in the annual reports of the Funds for the year ended June 30, 1999 are incorporated herein by reference. Each Fund's annual and semi-annual report is available upon request and without charge. Each Fund will send a single copy of its annual and semi-annual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semi-annual report by telephone at (800) 225-5478 or by writing to the Funds at: New England Fund, L.P., 399 Boylston Street, Boston, Massachusetts 02116.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

     DESCRIPTION OF CERTAIN NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET
                              SERIES INVESTMENTS:

         Obligations Backed by Full Faith and Credit of the U.S. Government-- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government or other entities and backed by the full faith and credit of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers'Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers'Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted"when a bank guarantees their payment at maturity.

         Yankeedollar Obligations -- obligations of U.S. branches of foreign banks.

         Eurodollar Obligations -- dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

         Commercial Paper -- refers to promissory notes issued by corporations in order to finance their short-term credit needs. (See Appendix C.)

         Corporate Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix C.)

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF CERTAIN NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST INVESTMENTS

         The three principal classifications of Municipal Securities are "Notes," "Bonds" and "Commercial Paper."

         Municipal Notes. Municipal Notes are generally issued to finance short-term capital needs and generally have maturities of one year or less. Municipal Notes include:

1. Project Notes. Project Notes are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory or U.S. possession. They have maturities that range up to one year from the date of issuance. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment and related needs (such as low-income housing programs and urban renewal programs). While they are the primary obligations of the local public housing agencies or the local urban renewal agencies, they are also backed by the full faith and credit of the U.S. Government. Accordingly, investment restriction (1) of New England Tax Exempt Money Market Trust is not applicable to Project Notes. See "Investment Restrictions."

2. Tax Anticipation Notes. Tax Anticipation Notes are issued to finance working capital needs of states, counties, municipalities and other public bodies that have the legal power to tax. Generally, they are issued in anticipation of various seasonal tax revenues, such as real and personal property, income, sales, use and business taxes, and are payable from some or all of these specific future taxes.

3. Revenue Anticipation Notes. Revenue Anticipation Notes are issued to provide interim financing in expectation of receipt of various types of non-tax revenue, such as revenues available to the issuer under various federal revenue sharing programs. In some cases, Revenue Anticipation Notes may be payable additionally from tax revenues.

4. Bond Anticipation Notes. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds, when sold and issued, then provide the money for repayment of the Notes.

5. Construction Loan Notes. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) programs.

         Municipal Bonds. Municipal Bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: General Obligation Bonds and Limited Obligation or Revenue Bonds. One type of Municipal Revenue Bonds is referred to as Industrial Development Bonds. These three are discussed below.

1. General Obligation Bonds. Issuers of General Obligation Bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. General Obligation Bonds are not payable from any particular fund or source. The characteristics and method of enforcement of General Obligation Bonds vary according to the law applicable to the particular issuer and payment may be dependent upon an appropriation by the issuer's legislative body. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Such bonds may be additionally secured by special assessments.

 2. Limited Obligation or Revenue Bonds. The principal source for repayment of a Revenue Bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds have been or may be issued to finance a wide variety of capital projects including: electric, gas, water and sewer systems; highways, bridges and tunnels; port facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund whose money may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security, including partially or fully insured mortgages, rent subsidies and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

3. Industrial Development Bonds. Prior to the Tax Reform Act of 1986, certain debt obligations known as Industrial Development Bonds could be issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control; such obligations are included within the term Municipal Bonds if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax. These bonds also have been or may be used to finance public facilities, which may be privately used and operated, such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real or personal property so financed as security for such payment. The Tax Reform Act of 1986 eliminated some types of industrial revenue bonds but retained others under the general category of "private activity bonds."

         Tax-Exempt Commercial Paper. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing. Tax-Exempt Commercial Paper is often renewed or refunded at its maturity by the issuance of other short or long-term obligations.

         Other Types of Municipal Securities. The foregoing describes types of Municipal Securities which are presently available. New England Tax Exempt Money Market Trust may, to the extent consistent with its investment objective, policies and restrictions, invest in other types of Municipal Securities as they become available in the future.

--------------------------------------------------------------------------------
                                   APPENDIX C
--------------------------------------------------------------------------------

         RATINGS OF CORPORATE AND MUNICIPAL BONDS, COMMERCIAL PAPER AND
                       SHORT-TERM TAX-EXEMPT OBLIGATIONS

Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.

                                MOODY'S RATINGS

Corporate and Municipal Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Short-Term Municipal Notes

The two highest ratings of Moody's for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes "best quality, enjoying strong protection from established cash flows;" MIG-2 denotes "high quality," with margins of protection ample although not so large as in the preceding group.

Commercial Paper

        The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

                                   S&P RATINGS

Corporate and Municipal Bonds

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

Short-Term Municipal Notes

S&P does not rate short-term municipal notes as such.

Commercial Paper

Commercial paper rated A-1 by S&P has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

--------------------------------------------------------------------------------
                                   APPENDIX D
--------------------------------------------------------------------------------

             MEDIA THAT MAY BE REFERRED TO IN FUND ADVERTISEMENTS OR
                                SALES LITERATURE
ABC and affiliates
Adam Smith's Money World
America Online
Anchorage Daily News
Atlanta Constitution
Atlanta Journal
Arizona Republic
Austin American Statesman
Baltimore Sun
Bank Investment Marketing
Barron's
Bergen County Record (NJ)
Bloomberg Business News
B'nai B'rith Jewish Monthly
Bond Buyer
Boston Business Journal
Boston Globe
Boston Herald
Broker World
Business Radio Network
Business Week
CBS and affiliates
CFO
Changing Times
Chicago Sun Times
Chicago Tribune
Christian Science Monitor
Christian Science Monitor News Service
Cincinnati Enquirer
Cincinnati Post
CNBC
CNN
Columbus Dispatch
CompuServe
Dallas Morning News
Dallas Times-Herald
Denver Post
Des Moines Register
Detroit Free Press
Donoghues Money Fund Report
Dorfman, Dan (syndicated column)
Dow Jones News Service
Economist
FACS of the Week
Financial News Network
Financial Planning
Financial Planning on Wall Street
Financial Research Corp.
Financial Services Week
Financial World
Fitch Insights
Forbes
Fort Worth Star-Telegram
Fortune
Fox Network and affiliates
Fund Action
Fund Decoder
Global Finance
(the) Guarantor
Hartford Courant
Houston Chronicle
INC
Indianapolis Star
Individual Investor
Institutional Investor
International Herald Tribune
Internet
Investment Advisor
Investment Company Institute
Investment Dealers Digest
Investment Profiles
Investment Vision
Investor's Daily
IRA Reporter
Journal of Commerce
Kansas City Star
KCMO (Kansas City)
KOA-AM (Denver)
Los Angeles Times
Leckey, Andrew (syndicated column)
Lear's
Life Association News
Lifetime Channel
Miami Herald
Milwaukee Sentinel
Money
Money Maker
Money Management Letter
Morningstar
Mutual Fund Market News
Mutual Funds Magazine
National Public Radio
National Underwriter
NBC and affiliates
New England Business
New England Cable News
New Orleans Times-Picayune
New York Daily News
New York Times
Newark Star Ledger
Newsday
Newsweek
Nightly Business Report
Orange County Register
Orlando Sentinel
Palm Beach Post
Pension World
Pensions and Investments
Personal Investor
Philadelphia Inquirer
Porter, Sylvia (syndicated column)
Portland Oregonian
Prodigy
Public Broadcasting Service
Quinn, Jane Bryant (syndicated column)
Registered Representative
Research Magazine
Resource
Reuters
Rocky Mountain News
Rukeyser's Business (syndicated column)
Sacramento Bee
San Diego Tribune
San Francisco Chronicle
San Francisco Examiner
San Jose Mercury
Seattle Post-Intelligencer
Seattle Times
Securities Industry Management
Smart Money
St. Louis Post Dispatch
St. Petersburg Times
Standard & Poor's Outlook
Standard & Poor's Stock Guide
Stanger's Investment Advisor
Stockbroker's Register
Strategic Insight
Tampa Tribune
Time
Tobias, Andrew (syndicated column)
Toledo Blade
UPI
US News and World Report
USA Today
USA TV Network
Value Line
Wall St. Journal
Wall Street Letter
Wall Street Week
Washington Post
WBZ
WBZ-TV
WCVB-TV
WEEI
WHDH
Worcester Telegram
World Wide Web
Worth Magazine
WRKO

--------------------------------------------------------------------------------
                                   APPENDIX E
--------------------------------------------------------------------------------

                     ADVERTISING AND PROMOTIONAL LITERATURE


         References may be included in New England Funds' advertising and promotional literature to Nvest Companies and to its affiliates that perform advisory and subadvisory functions for New England Funds including, but not limited to: Back Bay Advisors, L.P., Harris Associates, L.P., Loomis, Sayles & Company, L.P., Capital Growth Management Limited Partnership, Westpeak Investment Advisors, L.P. and Jurika & Voyles, L.P. Reference also may be made to the Funds of their respective fund groups, namely, the Loomis Sayles Funds and the Oakmark Funds advised by Harris Associates, L.P.

         References may be included in New England Funds' advertising and promotional literature to other Nvest Companies affiliates including, but not limited to Nvest Corporation, AEW Capital Management, L.P., Marlborough Capital Advisors, L.P., Reich & Tang Capital Management, Reich and Tang Mutual Funds Group and Jurika & Voyles, L.P. and their fund groups.

         References to subadvisers unaffiliated with Nvest Companies that perform subadvisory functions on behalf of New England Funds and advisory functions for their respective fund groups may be contained in New England Funds' advertising and promotional literature including, but not limited to, Janus Capital Corporation, Founders Asset Management, LLC, Montgomery Asset Management, LLC and RS Investment Management, L.P.

         New England Funds' advertising and promotional material will include, but is not limited to, discussions of the following information about both affiliated and unaffiliated entities:

|X| Specific and general assessments and forecasts regarding U.S. and world economies, and the economies of specific nations and their impact on the New England Funds;

|X| Specific and general investment emphasis, specialties, fields of expertise, competencies, operations and functions;

|X| Specific and general investment philosophies, strategies, processes, techniques and types of analysis;

|X| Specific and general sources of information, economic models, forecasts and data services utilized, consulted or considered in the course of providing advisory or other services;

|X| The corporate histories, founding dates and names of founders of the entities;

|X| Awards, honors and recognition given to the entities;

|X| The names of those with ownership interest and the percentage of ownership interest;

|X| The industries and sectors from which clients are drawn and specific client names and background information on current individual, corporate and institutional clients, including pension and profit sharing plans;

|X| Current capitalizations, levels of profitability and other financial and statistical information;

|X| Identification of portfolio managers, researchers, economists, principals and other staff members and employees;

|X| The specific credentials of the above individuals, including, but not limited to, previous employment, current and past positions, titles and duties performed, industry experience, educational background and degrees, awards and honors;

|X| Specific and general reference to past and present notable and renowned individuals including reference to their field of expertise and/or specific accomplishments;

|X| Current and historical statistics regarding:

      -total dollar amount of assets managed
      -New England Funds' assets managed in total and by fund
      -the growth of assets
      -asset types managed
      -numbers of principal parties and employees, and the length of their tenure, including officers, portfolio managers, researchers, economists, technicians and support staff

      -the above individuals' total and average number of years of industry experience and the total and average length of their service to the adviser or subadviser;

|X| The general and specific strategies applied by the subadvisers in the management of New England Funds portfolios including, but not limited to:


      -the pursuit of growth, value, income oriented, risk management or other strategies
      -the manner and degree to which the strategy is pursued
      -whether the strategy is conservative, moderate or extreme and an explanation of other features and attributes
      -the types and characteristics of investments sought and specific portfolio holdings
      -the actual or potential impact and result from strategy implementation -through its own areas of expertise and operations, the value added by sub-advisers to the management process


      -the disciplines it employs, e.g., in the case of Loomis, Sayles &
       Company, L.P., the strict buy/sell guidelines and focus on sound value it employs, and goals and benchmarks that it establishes in management, e.g., Capital Growth Management Limited Partnership pursues growth 50% above the S&P 500
      -the systems utilized in management, the features and characteristics of those systems and the intended results from such computer analysis, e.g., Westpeak Investment Advisors, L.P.'s efforts to identify overvalued and undervalued issues; and

|X| Specific and general references to portfolio managers and funds that they serve as portfolio manager of, other than New England Funds, and those families of funds, other than New England Funds. Any such references will indicate that New England Funds and the other funds of the managers differ as to performance, objectives, investment restrictions and limitations, portfolio composition, asset size and other characteristics, including fees and expenses. References may also be made to industry rankings and ratings of the Funds and other funds managed by the Funds' advisers and subadvisers, including, but not limited to, those provided by Morningstar, Lipper, Inc., Forbes and Worth.

         In addition, communications and materials developed by New England Funds will make reference to the following information about Nvest Companies and its affiliates:

         Nvest Companies is part of an affiliated group including Nvest, L.P. a publicly traded company listed on the NYSE. Nvest Companies has 14 principal subsidiary or affiliated asset management firms, which collectively had more than $135 billion of assets under management as of December 31, 1998. In addition, promotional materials may include:

|X| Specific and general references to New England Funds multi-manager approach through Nvest Companies' affiliates and outside firms including, but not limited to, the following:

      -that each adviser/manager operates independently on a day-to-day basis and maintains an image and identity separate from Nvest Companies and the other investment managers

      -other fund companies are limited to a "one size fits all" approach but New England Funds draws upon the talents of multiple managers whose expertise best matches the fund objective

      -in this and other contexts reference may be made to New England Funds' slogan "Where The Best Minds Meet"(R) and that New England Funds' ability to match the talent to the task is one more reason it is becoming known as "Where The Best Minds Meet."

         Financial Adviser Services ("FAS"), a division of Nvest Companies, may be referenced in Fund advertising and promotional literature concerning the marketing services it provides to Nvest Companies affiliated fund groups including: New England Funds, Loomis Sayles Funds, Oakmark Funds and Reich & Tang Funds.

         FAS will provide marketing support to Nvest Companies affiliated fund groups targeting financial advisers, financial intermediaries and institutional clients who may transact purchases and other fund-related business directly with these fund groups. Communications will contain information including, but not limited to: descriptions of clients and the marketplaces to which it directs its efforts; the mission and goals of FAS and the types of services it provides which may include: seminars; its 1-800 number, Web site, Internet or other electronic facilities; qualitative information about the funds' investment methodologies; information about specific strategies and management techniques; performance data and features of the funds; institutional oriented research and portfolio manager insight and commentary. Additional information contained in advertising and promotional literature may include: rankings and ratings of the funds including, but not limited to, those of Morningstar and Lipper, Inc.; statistics about the advisers', fund groups' or a specific fund's assets under management; the histories of the advisers and biographical references to portfolio managers and other staff including, but not limited to, background, credentials, honors, awards and recognition received by the advisers and their personnel; and commentary about the advisers, their funds and their personnel from third-party sources including newspapers, magazines, periodicals, radio, television or other electronic media.


         References may be included in New England Funds' advertising and promotional literature about its 401(k) and retirement plans. The information may include, but is not limited to:


|X| Specific and general references to industry statistics regarding 401(k) and retirement plans including historical information, industry trends and forecasts regarding the growth of assets, numbers of plans, funding vehicles, participants, sponsors and other demographic data relating to plans, participants and sponsors, third party and other administrators, benefits consultants and firms including, but not limited to, DC Xchange, William Mercer and other organizations involved in 401(k) and retirement programs with whom New England Funds may or may not have a relationship.

|X| Specific and general references to comparative ratings, rankings and other forms of evaluation as well as statistics regarding the New England Funds as a 401(k) or retirement plan funding vehicle produced by, including, but not limited to, Access Research, Dalbar, Investment Company Institute and other industry authorities, research organizations and publications.


|X| Specific and general discussion of economic, legislative, and other environmental factors affecting 401(k) and retirement plans, including, but not limited to, statistics, detailed explanations or broad summaries of:


      -past, present and prospective tax regulation, Internal Revenue Service requirements and rules, including, but not limited to, reporting standards, minimum distribution notices, Form 5500, Form 1099R and other relevant forms and documents, Department of Labor rules and standards and other regulations. This includes past, current and future initiatives, interpretive releases and positions of regulatory authorities about the past, current or future eligibility, availability, operations, administration, structure, features, provisions or benefits of 401(k) and retirement plans;
      -information about the history, status and future trends of Social
       Security and similar government benefit programs including, but not limited to, eligibility and participation, availability, operations and administration, structure and design, features, provisions, benefits and costs; and

      -current and prospective ERISA regulation and requirements.

|X| Specific and general discussion of the benefits of 401(k) investment and retirement plans, and, in particular, the New England Funds 401(k) and retirement plans, to the participant and plan sponsor, including explanations, statistics and other data, about:

      -increased employee retention
      -reinforcement or creation of morale
      -deductibility of contributions for participants
      -deductibility of expenses for employers
      -tax deferred growth, including illustrations and charts
      -loan features and exchanges among accounts
      -educational services materials and efforts, including, but not limited to, videos, slides, presentation materials, brochures, an investment calculator, payroll stuffers, quarterly publications, releases and information on a periodic basis and the availability of wholesalers and other personnel.

|X| Specific and general reference to the benefits of investing in mutual funds for 401(k) and retirement plans, and, in particular, New England Funds and investing in its 401(k) and retirement plans, including, but not limited to:

      -the significant economies of scale experienced by mutual fund companies in the 401(k) and retirement benefits arena
      -broad choice of investment options and competitive fees
      -plan sponsor and participant statements and notices
      -the plan prototype, summary descriptions and board resolutions
      -plan design and customized proposals
      -trusteeship, record keeping and administration
      -the services of State Street Bank, including, but not limited to, trustee services and tax reporting
      -the services of DST and BFDS, including, but not limited to, mutual fund processing support, participant 800 numbers and participant 401(k) statements

      -the services of Trust Consultants Inc., including, but not limited to, sales support, plan record keeping, document service support, plan sponsor support, compliance testing and Form 5500 preparation.


|X| Specific and general reference to the role of the investment dealer and the benefits and features of working with a financial professional including:

      -access to expertise on investments
      -assistance in interpreting past, present and future market trends and economic events
      -providing information to clients including participants during enrollment and on an ongoing basis after participation
      -promoting and understanding the benefits of investing, including mutual fund diversification and professional management.

                                                       Registration Nos. 2-81614
                                                                        811-3658

                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST


PART C.  OTHER INFORMATION

Item 23.  Exhibits

     (a)  Articles of Incorporation

              Second Amended and Restated Agreement and Declaration of Trust dated September 10, 1993 and Amendment No. 2 thereto dated January 28, 1996 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

     (b)  By-Laws

              Amended By-Laws dated May 8, 1985 are incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

     (c)  Instruments Defining Rights of Security Holders

              Rights of shareholders are described in Article III, Section 6 of the Second Amended and Restated Agreement and Declaration of Trust incorporated by reference as Exhibit 1 to this Registration Statement.

     (d)  Investment Advisory Contracts

              (1) Advisory Agreement between Registrant and New England Funds Management, L.P. ("NEFM") dated May 1, 1998, is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 28, 1998.

              (2) Subadvisory Agreement with the Registrant, NEFM and Back Bay Advisors, L.P. ("Back Bay Advisors") dated May 1, 1998, is incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 28, 1998.

     (e)   Underwriting Contracts

              (1) Distribution Agreement between the Registrant and New England Funds, L.P. dated May 1, 1991 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.


      (f)  Bonus or Profit Sharing Contracts

              Not applicable

     (g)  Custodian Agreements

              Custodian Agreement between Registrant and State Street Bank and Trust Company dated April 21, 1983 and Amendment thereto dated September 12, 1991 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

     (h)  Other Material Contracts

              (1) Shareholder Servicing and Transfer Agency Agreement between Registrant and New England Funds Service Corp. dated January 2, 1998 is filed herewith.

              (2) Sub-Transfer Agency and Service Agreement between TNE Investment Services Corporation and State Street Bank and Trust Company dated September 1, 1993 is incorporated herein by reference to Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A (File No. 2-81614), filed on August 23, 1996.

              (3) Form of New England Funds, L.P. Dealer Agreement is filed herewith.


              (4) Powers of Attorney designating Edward P. Lawrence, John M. Loder, Bruce R. Speca and John E. Pelletier as attorneys to sign for Kenneth J. Cowan, Peter S. Voss, Graham T. Allison, Jr., Pendleton P. White, John A. Shane, Sandra O. Moose, Daniel M. Cain and Richard Darman is filed herewith.

     (i)  Legal Opinion

              None.

     (j)  Other Opinions

              Consent of PricewaterhouseCoopers LLP will be filed by amendment.

     (k)  Omitted Finanical Statements

              None.

     (l)  Initial Capital Agreements

              Not applicable.

     (m)  Rule 12b-1 Plans

              Not applicable.

     (n)  Rule 18f-3 Plan

              Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940, as amended with respect to New England Cash Management Trust and New England Tax Exempt Money Market Trust is filed herein.

Item 24. Persons Controlled by or Under Common Control with Registrant

              None.

Item 25. Indemnification

              See Article 4 of the Registrant's Amended By-Laws filed as Exhibit 2 incorporated herein by reference.

              In addition, Nvest, L.P., the parent company of the Trust's adviser and distributor, maintains a directors and officers liability insurance policy with maximum coverage of $15 million, under which the trustees and officers of the Trust are named as insureds.

Item 26: Business and Other Connections of Investment Adviser

              (a) Back Bay Advisors, which serves as subadviser to the Registrant, serves as investment adviser to a number of other registered investment companies.

              The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Back Bay Advisors during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by Back Bay Advisers pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (File No. 801-4749).


              (b) NEFM a wholly-owned subsidiary of Nvest, L.P., serves as investment adviser to the Registrant. NEFM was organized in 1995.

              The list required by this Item 26 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of NEFM during the past two years is incorporated herein by reference to Schedules A and D of Form ADV filed by NEFM pursuant to the Advisers Act (File No. 801-48408).

Item 27. Principal Underwriters


(a) New England Funds, L.P., the Registrant's principal underwriter, also serves as principal underwriter for:

            New England Funds Trust I
            New England Funds Trust II
            New England Funds Trust III
            New England Cash Management Trust

(b) The general partner and officers of the Registrant's principal underwriter, New England Funds, L.P., and their addresses are as follows:

                                                  Positions and Offices with                       Positions and Offices
                   Name                             Principal Underwriter                             with Registrant
                   ----                             ---------------------                             ---------------

NEF Corporation                         General Partner                                     None


Bruce R. Speca                          Managing Director, President and Chief              President
                                        Executive Officer

John E. Pelletier                       Senior Vice President, General Counsel,             Secretary and Clerk
                                        Secretary and Clerk

John Hailer                             Managing Director and Executive Vice                None
                                        President

Scott Wennerholm                        Managing Director, Senior Vice President,           None
                                        Chief Financial Officer and Treasurer

Caren I. Leedom                         Managing Director and Senior Vice President         None

Diane Whelan                            Managing Director and Senior Vice President         None

Raymond K. Girouard                     Senior Vice President, Assistant Treasurer          None
                                         and Comptroller

Frank S. Maselli                        Managing Director and Senior Vice President         None

Martin G. Dyer                          Vice President and Assistant Secretary              None

Philip J. Graham Jr.                    Vice President                                      None

Ralph M. Greggs                         Senior Vice President                               None

Beatriz A. Pina-Smith                   Vice President                                      None


Sharon M. Wratchford                    Vice President                                      None

         The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)      Not applicable.


Item 28. Location of Accounts and Records


         The following companies maintain possession of the documents required by the specified rules:

         (a)    Registrant
                Rule 31a-1(b) (4)
                Rule 31a-2(a)

         (b)    State Street Bank and Trust Company
                225 Franklin Street
                Boston, Massachusetts 02110
                Rule 31a-1(a)
                Rule 31a-1(b) (1), (2), (3), (5), (6), (7), (8)
                Rule 31a-2(a)

         (c) Back Bay Advisors, L.P. 399 Boylston Street Boston, Massachusetts 02116 Rule 31a-1(a) (9), (10), (11); (f) Rule
                31a-2(a); (e)

         (d) New England Funds, L.P. 399 Boylston Street Boston, Massachusetts 02116 Rule 31a - 1(d) Rule 31a - 2(c)


Item 29. Management Services


              Not applicable.


Item 30. Undertakings


              The Registrant undertakes to provide its annual report to any person who receives the prospectus and who requests the annual report.

                    NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts on the 15th day of June, 1999.


                                             NEW ENGLAND TAX EXEMPT
                                             MONEY MARKET TRUST

                                             By: PETER S. VOSS*
                                                 ---------------------
                                                 Peter S. Voss
                                                 Chief Executive Officer


                                            *By: /s/ JOHN E. PELLETIER
                                                 ---------------------
                                                     John E. Pelletier
                                                     Attorney-in-Fact

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 26 to Registration Statement No. 2-81614 has been signed below by the following persons in the capacities and on the date indicated.

         Signature                          Title                    Date
                                      Chairman of the Board;
                                        Chief Executive
                                        Officer; Principal
    PETER S. VOSS*                      Executive Officer;         June 15, 1999
--------------------------              Trustee
    Peter S. Voss

/s/ THOMAS P. CUNNINGHAM              Treasurer                    June 15, 1999
--------------------------
    Thomas P. Cunningham

    GRAHAM T. ALLISON, JR.*           Trustee                      June 15, 1999
--------------------------
    Graham T. Allison, Jr.

    DANIEL M. CAIN*                   Trustee                      June 15, 1999
--------------------------
    Daniel M. Cain

    KENNETH J. COWAN*                 Trustee                      June 15, 1999
--------------------------
    Kenneth J. Cowan

    RICHARD DARMAN*                   Trustee                      June 15, 1999
--------------------------
    Richard Darman

    SANDRA O. MOOSE*                  Trustee                      June 15, 1999
--------------------------
    Sandra O. Moose

    JOHN A. SHANE*                    Trustee                      June 15, 1999
--------------------------
    John A. Shane

    PENDLETON P. WHITE*               Trustee                      June 15, 1999
--------------------------
    Pendleton P. White

                                            *By: /s/ JOHN E. PELLETIER
                                                 ---------------------
                                                     John E. Pelletier
                                                     Attorney-in-Fact
                                                     June 15, 1999

                            N-1A EXHIBITS ITEM 24(B)

  EXHIBIT NUMBER                             EXHIBIT
  --------------                             -------


   h(1)               Shareholder Servicing and Transfer Agent Agreement

   h(3)               Form of Dealer Agreement

   h(4)               Power of Attorney

   n                  Rule 18f-3 Plan